UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 93.2%
Aerospace — 2.5%
Lockheed Martin Corp.	258,993	$24,184,766

		24,184,766

Asset Management & Custodian — 3.3%
Franklin Resources, Inc.	78,900	9,868,023
State Street Corp.	528,920	22,193,483

		32,061,506

Banks: Diversified — 3.8%
KeyCorp	4,283,320	37,436,217

		37,436,217

Building Materials — 2.9%
Martin Marietta Materials, Inc.	339,545	28,138,094

		28,138,094

Chemicals: Specialty — 3.5%
Praxair, Inc.	333,137	34,606,272

		34,606,272

Computer Services, Software & Systems — 8.0%
Microsoft Corp.	648,347	19,307,774
Symantec Corp.(1)	1,632,150	29,378,700
Yahoo! Inc.(1)	1,906,380	30,454,420

		79,140,894

Consumer Services: Miscellaneous — 2.1%
eBay, Inc.(1)	420,890	20,375,285

		20,375,285

Diversified Manufacturing Operations — 2.1%
Honeywell International, Inc.	345,005	20,614,049

		20,614,049

Diversified Media — 4.3%
News Corp., Class A	1,708,075	41,899,080

		41,899,080

Diversified Retail — 0.8%
Family Dollar Stores, Inc.	73,900	4,899,570
Liberty Interactive Corp., Class A(1)	149,069	2,757,776

		7,657,346

Drug & Grocery Store Chains — 2.0%
CVS Caremark Corp.	411,200	19,910,304

		19,910,304

Electronic Entertainment — 3.2%
Activision Blizzard, Inc.	2,776,062	31,313,979

		31,313,979

Financial Data & Systems — 3.0%
Thomson Reuters Corp.	1,013,644	29,253,766

		29,253,766

Foods — 2.5%
Kellogg Co.	477,780	24,682,115

		24,682,115

Health Care Management Services — 3.1%

UnitedHealth Group, Inc.	556,978	30,862,151

		30,862,151

Insurance: Life — 5.0%
Aflac, Inc.	465,374	22,282,107
Prudential Financial, Inc.	495,340	27,000,984

		49,283,091

Insurance: Property-Casualty — 4.1%
The Allstate Corp.	1,014,130	40,169,689

		40,169,689

Metals & Minerals: Diversified — 1.9%
BHP Billiton Ltd., ADR	275,307	18,888,813

		18,888,813

Oil: Crude Producers — 12.0%
Concho Resources, Inc.(1)	17,000	1,610,750
Occidental Petroleum Corp.	460,374	39,619,786
Southwestern Energy Co.(1)	1,688,002	58,708,710
Talisman Energy, Inc.	1,343,227	17,891,784

		117,831,030

Pharmaceuticals — 9.6%
Merck & Co., Inc.	796,571	35,925,352
Pfizer, Inc.	1,428,480	35,497,728
Warner Chilcott PLC, Class A	1,696,021	22,896,284

		94,319,364

Precious Metals & Minerals — 2.1%
Goldcorp, Inc.	445,305	20,417,234

		20,417,234

Scientific Instruments: Control & Filter — 2.5%
Parker Hannifin Corp.	290,580	24,286,676

		24,286,676

Securities Brokerage & Services — 2.0%
CME Group, Inc.	136,066	7,796,582
The Charles Schwab Corp.	951,100	12,164,569

		19,961,151

Telecommunications Equipment — 4.3%
Motorola Solutions, Inc.	844,340	42,681,387

		42,681,387

Transportation Miscellaneous — 2.6%
United Parcel Service, Inc., Class B	357,020	25,551,921

		25,551,921
Total Common Stocks (Cost $840,761,636)		915,526,180

	Principal Amount	Value
Repurchase Agreements — 6.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $66,000,055, due 10/1/2012(2)	$66,000,000	66,000,000
Total Repurchase Agreements
(Cost $66,000,000)		66,000,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

September 30, 2012 (unaudited)	Value
Total Investments — 99.9%
(Cost $906,761,636)	$981,526,180
Other Assets, Net — 0.1%	1,353,295
Total Net Assets — 100.0%	$982,879,475

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	5/31/2018	$67,320,650

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$915,526,180	$—	$—	$915,526,180
Repurchase Agreements	—	66,000,000	—	66,000,000

Total	$915,526,180	$66,000,000	$—	$981,526,180

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 97.8%
Aerospace — 2.5%
HEICO Corp., Class A	39,341	$1,200,294
Teledyne Technologies, Inc.(1)	18,900	1,198,071

		2,398,365

Asset Management & Custodian — 0.7%
Financial Engines, Inc.(1)	28,028	667,907

		667,907

Auto Parts — 1.1%
LKQ Corp.(1)	53,992	998,852

		998,852

Back Office Support, HR and Consulting — 1.9%
Huron Consulting Group, Inc.(1)	26,600	926,212
Robert Half International, Inc.	33,820	900,627

		1,826,839

Banks: Diversified — 1.3%
Signature Bank(1)	18,839	1,263,720

		1,263,720

Biotechnology — 7.3%
Aegerion Pharmaceuticals, Inc.(1)	37,512	555,928
Amicus Therapeutics, Inc.(1)	91,100	473,720
ARIAD Pharmaceuticals, Inc.(1)	29,100	704,948
Cubist Pharmaceuticals, Inc.(1)	16,000	762,880
Dynavax Technologies Corp.(1)	121,000	575,960
Exact Sciences Corp.(1)	64,600	711,246
Medivation, Inc.(1)	20,854	1,175,331
NPS Pharmaceuticals, Inc.(1)	128,708	1,190,549
Seattle Genetics, Inc.(1)	25,600	689,920

		6,840,482

Building Materials — 1.1%
Trex Co., Inc.(1)	29,399	1,003,094

		1,003,094

Building: Roofing, Wallboard & Plumbing — 1.4%
Beacon Roofing Supply, Inc.(1)	45,000	1,282,500

		1,282,500

Chemicals: Diversified — 1.3%
Rockwood Holdings, Inc.	26,400	1,230,240

		1,230,240

Commercial Vehicles & Parts — 0.5%
Commercial Vehicle Group, Inc.(1)	64,285	472,495

		472,495

Communications Technology — 1.9%
Aruba Networks, Inc.(1)	72,800	1,636,908
Procera Networks, Inc.(1)	5,300	124,550

		1,761,458

Computer Services, Software & Systems — 15.7%
Aspen Technology, Inc.(1)	68,579	1,772,767
BroadSoft, Inc.(1)	28,664	1,175,797
Concur Technologies, Inc.(1)	15,400	1,135,442
Demand Media, Inc.(1)	79,900	868,513
ExactTarget, Inc.(1)	53,200	1,288,504
Fortinet, Inc.(1)	49,725	1,200,362
Gartner, Inc.(1)	14,647	675,080
Infoblox, Inc.(1)	53,000	1,232,250
InterXion Holding N.V.(1)	41,000	931,520
Proofpoint, Inc.(1)	50,500	749,925
SPS Commerce, Inc.(1)	33,200	1,277,204
Tangoe, Inc.(1)	44,300	581,659
Trulia, Inc.(1)	3,700	79,254
Ultimate Software Group, Inc.(1)	17,871	1,824,629

		14,792,906

Consumer Lending — 1.8%
Portfolio Recovery Associates, Inc.(1)	15,993	1,670,149

		1,670,149

Cosmetics — 1.9%
Elizabeth Arden, Inc.(1)	38,700	1,828,188

		1,828,188

Diversified Manufacturing Operations — 1.0%
OSI Systems, Inc.(1)	12,100	941,864

		941,864

Diversified Materials & Processing — 1.3%
Hexcel Corp.(1)	51,638	1,240,345

		1,240,345

Drug & Grocery Store Chains — 0.9%
Natural Grocers by Vitamin Cottage, Inc.(1)	38,600	861,552

		861,552

Education Services — 1.6%
Grand Canyon Education, Inc.(1)	64,519	1,518,132

		1,518,132

Financial Data & Systems — 2.7%
Heartland Payment Systems, Inc.	38,300	1,213,344
Wright Express Corp.(1)	19,310	1,346,293

		2,559,637

Foods — 1.4%
The Hain Celestial Group, Inc.(1)	21,149	1,332,387

		1,332,387

Health Care Services — 3.9%
Acadia Healthcare Co., Inc.(1)	40,700	970,695
HMS Holdings Corp.(1)	36,541	1,221,566
Team Health Holdings, Inc.(1)	54,153	1,469,171

		3,661,432

Insurance: Property-Casualty — 1.7%
AmTrust Financial Services, Inc.	60,925	1,560,898

		1,560,898

Leisure Time — 1.2%
Life Time Fitness, Inc.(1)	24,800	1,134,352

		1,134,352

Machinery: Industrial — 1.6%
Middleby Corp.(1)	13,400	1,549,576

		1,549,576

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Machinery: Specialty — 1.3%
Graco, Inc.	24,415	$1,227,586

		1,227,586

Medical & Dental Instruments & Supplies — 5.6%
ABIOMED, Inc.(1)	32,908	690,739
Align Technology, Inc.(1)	45,090	1,666,977
Conceptus, Inc.(1)	39,600	804,276
Globus Medical, Inc., Class A(1)	55,800	1,006,074
OraSure Technologies, Inc.(1)	96,200	1,069,744

		5,237,810

Medical Equipment — 2.8%
Cyberonics, Inc.(1)	28,491	1,493,498
Dexcom, Inc.(1)	77,359	1,162,706

		2,656,204

Metal Fabricating — 1.3%
RBC Bearings, Inc.(1)	26,116	1,256,180

		1,256,180

Offshore Drilling & Other Services — 1.1%
Atwood Oceanics, Inc.(1)	23,000	1,045,350

		1,045,350

Oil Well Equipment & Services — 2.1%
Core Laboratories N.V.	7,785	945,722
Geospace Technologies Corp.(1)	8,584	1,050,767

		1,996,489

Oil: Crude Producers — 3.1%
Energy XXI (Bermuda) Ltd.	30,778	1,075,691
Kodiak Oil & Gas Corp.(1)	98,471	921,689
Oasis Petroleum, Inc.(1)	31,000	913,570

		2,910,950

Pharmaceuticals — 3.8%
Amarin Corp. PLC, ADR(1)	50,000	630,000
BioMarin Pharmaceutical, Inc.(1)	27,407	1,103,680
Jazz Pharmaceuticals PLC(1)	32,000	1,824,320

		3,558,000

Production Technology Equipment — 0.9%
FEI Co.	16,300	872,050

		872,050

Restaurants — 0.9%
BJ’s Restaurants, Inc.(1)	19,695	893,168

		893,168

Securities Brokerage & Services — 0.6%
MarketAxess Holdings, Inc.	19,274	609,058

		609,058

Semiconductors & Components — 3.8%
Cirrus Logic, Inc.(1)	19,700	756,283
Cree, Inc.(1)	35,479	905,779
Microsemi Corp.(1)	83,646	1,678,775
SemiLEDs Corp.(1)	140,985	242,494

		3,583,331

Specialty Retail — 8.0%
Cabela’s, Inc.(1)	33,000	1,804,440
DSW, Inc., Class A	19,400	1,294,368
Francesca’s Holdings Corp.(1)	24,600	755,958
The Tile Shop Holdings, Inc.(1)	57,600	828,288
Ulta Salon, Cosmetics & Fragrance, Inc.	10,490	1,010,239
Vitamin Shoppe, Inc.(1)	31,546	1,839,763

		7,533,056

Telecommunications Equipment — 0.5%
Vocera Communications, Inc.(1)	15,710	485,596

		485,596

Textiles, Apparel & Shoes — 1.9%
Tumi Holdings, Inc.(1)	36,100	849,794
Under Armour, Inc., Class A(1)	16,230	906,121

		1,755,915

Truckers — 2.4%
Old Dominion Freight Line, Inc.(1)	36,598	1,103,796
Roadrunner Transportation Systems, Inc.(1)	70,700	1,143,926

		2,247,722
Total Common Stocks (Cost $75,190,694)		92,265,835

	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $2,247,002, due 10/1/2012(2)	$2,247,000	2,247,000
Total Repurchase Agreements (Cost $2,247,000)		2,247,000
Total Investments — 100.2% (Cost $77,437,694)		94,512,835
Other Liabilities, Net — (0.2)%		(189,089)
Total Net Assets — 100.0%		$94,323,746

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Note	2.375%	5/31/2018	$2,293,775

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH EQUITY VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$92,265,835	$—	$—	$92,265,835
Repurchase Agreements	—	2,247,000	—	2,247,000

Total	$92,265,835	$2,247,000	$—	$94,512,835

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 96.7%
Australia — 6.0%
Brambles Ltd.	411,004	$2,978,228
Fortescue Metals Group Ltd.	770,099	2,760,853
James Hardie Industries SE	142,882	1,283,288
Woodside Petroleum Ltd.	97,770	3,344,573
Woolworths Ltd.	82,659	2,461,334

		12,828,276

Brazil — 1.3%
BM&F BOVESPA S.A.	306,000	1,849,057
MercadoLibre, Inc.	2,100	173,355
OGX Petroleo e Gas Participacoes S.A.(1)	233,600	708,664

		2,731,076

Chile — 0.6%
Sociedad Quimica y Minera de Chile S.A., ADR	19,200	1,183,488

		1,183,488

Denmark — 3.9%
Novo Nordisk A/S, Class B	36,511	5,745,877
Novozymes A/S, Class B	80,960	2,232,993
Vestas Wind Systems A/S(1)	62,466	443,140

		8,422,010

France — 6.9%
Essilor International S.A.	36,100	3,378,091
L’Oreal S.A.	45,825	5,665,849
PPR	37,400	5,740,165

		14,784,105

Germany — 4.1%
Adidas AG	47,413	3,890,768
Aixtron SE	105,081	1,389,829
Axel Springer AG	24,195	1,049,345
HeidelbergCement AG	26,600	1,397,132
SMA Solar Technology AG	22,241	778,971
Volkswagen AG	2,354	394,582

		8,900,627

Hong Kong — 2.5%
AIA Group Ltd.	912,200	3,362,550
Hong Kong Exchanges & Clearing Ltd.	131,400	1,972,442

		5,334,992

India — 0.8%
Housing Development Finance Corp. Ltd.	82,500	1,202,922
Reliance Capital Ltd.	64,826	527,520

		1,730,442

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR	18,041	747,078

		747,078

Italy — 2.8%
Fiat SpA(1)	799,440	4,275,994
UniCredit SpA(1)	432,488	1,799,729

		6,075,723

Japan — 7.9%
Gree, Inc.	161,100	2,941,140
Hoya Corp.	41,600	912,627
Kyocera Corp.	15,600	1,351,723
Rakuten, Inc.	568,400	5,779,516
Rohm Co. Ltd.	18,000	606,167
Sanrio Co. Ltd.	34,700	1,241,102
SMC Corp.	21,300	3,427,885
Yamada Denki Co. Ltd.	15,360	673,799

		16,933,959

People’s Republic of China — 9.3%
Baidu, Inc., ADR(1)	85,200	9,953,064
CNOOC Ltd.	745,000	1,510,700
Ports Design Ltd.	142,000	109,957
Tencent Holdings Ltd.	224,000	7,606,636
Youku, Inc., ADR(1)	51,778	952,197

		20,132,554

Peru — 0.6%
Credicorp Ltd.	10,974	1,374,823

		1,374,823

Portugal — 0.9%
Jeronimo Martins, SGPS, S.A.	117,148	1,955,731

		1,955,731

Russia — 0.5%
Mail.ru Group Ltd., GDR	34,541	1,156,883

		1,156,883

Singapore — 0.7%
Singapore Exchange Ltd.	255,000	1,449,329

		1,449,329

South Africa — 0.3%
Impala Platinum Holdings Ltd.	42,800	714,903

		714,903

South Korea — 3.4%
Celltrion, Inc.	61,219	1,534,217
NHN Corp.	10,257	2,673,268
Samsung Electronics Co. Ltd.	2,652	3,195,920

		7,403,405

Spain — 5.7%
Banco Santander S.A.(1)	564,815	4,216,005
Industria de Diseno Textil S.A.	64,536	8,018,781

		12,234,786

Sweden — 8.6%
Alfa Laval AB	122,371	2,223,577
Atlas Copco AB, Class B	371,129	7,779,378
Oriflame Cosmetics S.A., SDR	32,015	1,097,396
Sandvik AB	212,554	2,890,940
Svenska Handelsbanken AB, Class A	121,116	4,545,359

		18,536,650

Switzerland — 8.3%
ABB Ltd. (Reg S)(1)	129,539	2,430,561
Compagnie Financiere Richemont S.A., Class A	98,574	5,918,696
Geberit AG(1)	13,334	2,904,180
Syngenta AG (Reg S)	15,202	5,686,800
The Swatch Group AG	2,287	913,324

		17,853,561

Taiwan — 0.9%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	122,466	1,937,412

		1,937,412

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Turkey — 1.3%
BIM Birlesik Magazalar A.S.	25,835	$1,077,847
Turkiye Garanti Bankasi A.S.	402,757	1,682,577

		2,760,424

United Kingdom — 19.1%
ARM Holdings PLC	526,000	4,909,498
BG Group PLC	130,790	2,646,497
BHP Billiton PLC	188,000	5,870,870
British American Tobacco PLC	107,349	5,515,953
Meggitt PLC	490,708	3,131,658
Prudential PLC	496,600	6,448,481
Rolls-Royce Holdings PLC(1)	405,600	5,533,067
SABMiller PLC	29,600	1,302,401
Signet Jewelers Ltd.	8,720	423,227
Standard Chartered PLC	241,700	5,476,655

		41,258,307
Total Common Stocks (Cost $167,169,474)		208,440,544

	Shares	Value
Preferred Stocks — 1.7%
Brazil — 0.9%
Itau Unibanco Holding S.A., ADR	123,940	1,893,803

		1,893,803

Germany — 0.8%
Porsche Automobil Holding SE	31,100	1,863,646

		1,863,646
Total Preferred Stocks (Cost $4,379,487)		3,757,449

	Principal Amount	Value
Repurchase Agreements — 0.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $1,736,001, due 10/1/2012(2)	$1,736,000	1,736,000
Total Repurchase Agreements (Cost $1,736,000)		1,736,000
Total Investments — 99.2% (Cost $173,284,961)		213,933,993
Other Assets, Net — 0.8%		1,746,113
Total Net Assets — 100.0%		$215,680,106

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.875%	8/15/2040	$1,774,800

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

SDR — Swedish Depository Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs				Total
Investments in Securities	Level 1	Level 2		Level 3
Common Stocks	$18,879,138	$189,561,406	*	$—	$208,440,544
Preferred Stocks	1,893,803	1,863,646	*	—	3,757,449
Repurchase Agreements	—	1,736,000		—	1,736,000

Total	$20,772,941	$193,161,052		$—	$213,933,993

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 93.6%
Brazil — 3.7%
Embraer S.A., ADR	42,900	$1,141,998
JBS S.A.(1)	356,400	1,181,407
MercadoLibre, Inc.	8,200	676,910
Tractebel Energia S.A.	30,700	484,598

		3,484,913

Egypt — 1.0%
Commercial International Bank Egypt SAE	44,916	253,828
Egyptian Financial Group-Hermes Holding SAE(1)	333,655	652,794

		906,622

Ghana — 2.5%
Tullow Oil PLC	107,550	2,385,902

		2,385,902

India — 8.7%
ACC Ltd.	27,800	773,147
Axis Bank Ltd.	29,958	642,760
HCL Technologies Ltd.	33,053	359,968
Housing Development Finance Corp. Ltd.	76,000	1,108,146
Infrastructure Development Finance Co. Ltd.	340,200	991,242
Mahindra & Mahindra Ltd.	124,795	2,038,841
Niko Resources Ltd.	56,300	777,697
Tech Mahindra Ltd.	51,002	939,600
Titan Industries Ltd.	119,500	592,724

		8,224,125

Indonesia — 2.9%
PT Bank Mandiri (Persero) Tbk	547,000	466,760
PT Bank Negara Indonesia (Persero) Tbk	1,811,000	739,624
PT Perusahaan Gas Negara (Persero) Tbk	1,225,000	526,511
PT Semen Gresik (Persero) Tbk	671,000	1,010,342

		2,743,237

Kenya — 1.6%
Africa Oil Corp.(1)	155,500	1,532,698

		1,532,698

Kurdistan — 2.4%
Gulf Keystone Petroleum Ltd.(1)	600,600	2,285,916

		2,285,916

Liberia — 1.6%
African Petroleum Corp. Ltd.(1)	1,236,800	1,539,520

		1,539,520

Malaysia — 2.5%
CIMB Group Holdings Berhad	452,600	1,108,555
Public Bank Berhad	262,200	1,232,775

		2,341,330

Mexico — 4.0%
America Movil S.A.B. de C.V., ADR, Series L	100,500	2,556,720
Wal-Mart de Mexico S.A.B. de C.V.	454,284	1,279,375

		3,836,095

Namibia — 0.1%
Chariot Oil & Gas Ltd.(1)	196,642	95,487

		95,487

Panama — 0.8%
Copa Holdings S.A., Class A	8,900	723,303

		723,303

People’s Republic of China — 17.5%
Beijing Enterprises Holdings Ltd.	87,500	582,743
China Mobile Ltd.	391,000	4,347,197
China Petroleum & Chemical Corp., H shares	884,000	819,986
China Railway Construction Corp. Ltd., H shares	918,500	824,724
China Resources Enterprise Ltd.	276,000	918,404
China Taiping Insurance Holdings Co. Ltd.(1)	336,000	522,561
CNOOC Ltd.	641,000	1,299,810
CSR Corp. Ltd., H shares	1,052,000	691,246
Hang Lung Properties Ltd.	359,000	1,222,352
Hengan International Group Co. Ltd.	98,000	920,737
Kunlun Energy Co. Ltd.	590,000	1,030,285
Lenovo Group Ltd.	972,000	805,061
Tencent Holdings Ltd.	39,000	1,324,370
Want Want China Holdings Ltd.	1,067,000	1,360,994

		16,670,470

Russia — 4.5%
NovaTek OAO, GDR, (Reg S)	11,600	1,377,134
Sberbank of Russia, ADR	199,160	2,346,748
X5 Retail Group N.V., GDR (Reg S)(1)	28,420	599,106

		4,322,988

South Africa — 1.9%
Massmart Holdings Ltd.	24,754	496,356
Naspers Ltd., N shares	20,390	1,264,627

		1,760,983

South Korea — 18.3%
Celltrion, Inc.	14,866	372,559
Cheil Industries, Inc.	11,900	1,080,900
Daum Communications Corp.	10,200	1,038,206
E-Mart Co. Ltd.	5,112	1,112,366
Fila Korea Ltd.	4,655	303,210
Hankook Tire Co. Ltd.(2)	12,200	456,665
Hyundai Glovis Co. Ltd.	4,600	1,003,336
Hyundai Marine & Fire Insurance Co. Ltd.	26,100	807,874
Hyundai Mobis	3,470	964,677
Hyundai Wia Corp.	3,192	535,677
LG Household & Health Care Ltd.	800	455,603
Mando Corp.	3,500	482,713
NCSoft Corp.	4,100	875,760
NHN Corp.	7,900	2,058,966
Samsung Electronics Co. Ltd.	3,776	4,550,451
Samsung Fire & Marine Insurance Co. Ltd.	6,200	1,326,646

		17,425,609

Taiwan — 11.8%
China Life Insurance Co. Ltd.(1)	2,124,370	1,952,167
Delta Electronics, Inc.	346,000	1,334,775
Far Eastern Department Stores Ltd.	842,279	904,727
Hon Hai Precision Industry Co. Ltd.	829,697	2,597,818
HTC Corp.	61,000	589,058
Quanta Computer, Inc.	181,000	479,913
Taiwan Semiconductor Manufacturing Co. Ltd.	1,078,385	3,317,407

		11,175,865

Thailand — 1.8%
Kasikornbank Public Co. Ltd.	178,300	1,054,628
Siam Commercial Bank Public Co. Ltd.	125,100	682,836

		1,737,464

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Turkey — 1.9%
Turkiye Garanti Bankasi A.S., Class C	251,225	$1,049,530
Turkiye Is Bankasi	230,900	725,709

		1,775,239

Turkmenistan — 4.1%
Dragon Oil PLC	402,802	3,944,227

		3,944,227
Total Common Stocks (Cost $68,380,890)		88,911,993

	Shares	Value
Preferred Stocks — 4.7%
Brazil — 3.0%
Banco Bradesco S.A.	77,842	1,250,617
Companhia Energetica de Minas Gerais	46,971	569,514
Itau Unibanco Holding S.A.	30,400	458,718
Itausa-Investimentos Itau S.A.	143,749	640,303

		2,919,152

South Korea — 1.7%
Samsung Electronics Co. Ltd.	2,274	1,607,334

		1,607,334
Total Preferred Stocks (Cost $2,377,105)		4,526,486
Total Investments — 98.3% (Cost $70,757,995)		93,438,479
Other Assets, Net — 1.7%		1,572,399
Total Net Assets — 100.0%		$95,010,878

(1)	Non-income producing security.
(2)	Fair valued security.

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Hankook Tire Co. Ltd.**	$—	$—		$456,665	$456,665
Other	11,894,226	76,561,102	*	—	88,455,328
Preferred Stocks	2,919,152	1,607,334	*	—	4,526,486

Total	$14,813,378	$78,168,436		$456,665	$93,438,479

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.
**	As of September 30, 2012, Hankook Tire Co. Ltd. was suspended from trading.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2011	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Net purchases/sales	456,665
Net transfers in and/or out of Level 3	—

Balance as of 9/30/2012	$456,665

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 7.1%
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	$7,000,000	$7,071,386
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	1,029,861	1,000,388
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(2)	3,600,000	3,701,765
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	189,181	190,582
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(1)	598,827	593,496
CNH Equipment Trust
2012-C A4
0.87% due 9/16/2019(3)	8,000,000	8,000,000
Dominos Pizza Master Issuer LLC
2012-1A A2
5.216% due 1/25/2042(2)	6,252,750	6,970,572
Ford Credit Floorplan Master Owner Trust
2012-5 A
1.49% due 9/15/2019(4)	5,550,000	5,574,081
GE Capital Credit Card Master Note Trust
2012-6 A
1.36% due 8/17/2020	8,500,000	8,574,698
2010-3 A
2.21% due 6/15/2016	650,000	658,169
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016(4)	3,250,000	3,289,000
Miramax LLC
2011-1A A
6.25% due 10/20/2021(2)	6,937,500	7,291,874
Total Asset Backed Securities (Cost $51,760,248)		52,916,011

	Principal Amount	Value
Collateralized Mortgage Obligations — 11.0%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034(4)	3,755,803	3,903,185
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	356,104	359,783
Chase Mortgage Finance Corp.
2003-S11 3A1
5.50% due 10/25/2033	884,356	913,596
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	521,465	521,938
2006-19CB A15
6.00% due 8/25/2036	1,394,028	1,106,214
Countrywide Home Loans Trust
2003-J7 2A12
5.00% due 8/25/2033	2,472,909	2,562,859
2004-5 2A9
5.25% due 5/25/2034	1,526,778	1,566,754
2003-11 A31
5.50% due 5/25/2033	2,943,292	3,094,580
2002-19 1A1
6.25% due 11/25/2032	588,588	627,494
FHLMC
2663 VQ
5.00% due 6/15/2022	2,800,000	2,977,346
1534 Z
5.00% due 6/15/2023	444,953	445,588
3227 PR
5.50% due 9/15/2035	8,458,331	9,140,555
FNMA
2002-77 QG
5.50% due 12/25/2032	4,110,000	4,704,935
2002-52 PB
6.00% due 2/25/2032	62,060	62,027
GNMA
1997-19 PG
6.50% due 12/20/2027	2,142,089	2,453,525
GSR Mortgage Loan Trust
2004-10F 6A1
5.00% due 9/25/2034	2,592,610	2,708,292
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.471% due 6/25/2035(1)(4)	5,913,000	6,012,273
2004-S2 1A3
4.75% due 11/25/2019	2,487,901	2,511,228
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	799,844	834,336
2003-10 3A7
5.50% due 11/25/2033	933,806	970,734
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	644,350	673,526
2003-3 A9
5.50% due 1/25/2034	3,365,867	3,425,870
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	619,632	630,611
Residential Funding Mortgage Securities I
2005-S1 2A1
4.75% due 2/25/2020	1,219,684	1,255,685
2005-S3 A1
4.75% due 3/25/2020	2,472,341	2,556,420
2006-S3 A7
5.50% due 3/25/2036	1,234,933	1,088,816
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(1)	1,756,049	1,778,746
2005-1 4A1
5.00% due 2/25/2020	1,405,933	1,438,259
2004-20 7A1
5.25% due 11/25/2034	2,605,071	2,685,226
Wells Fargo Mortgage Backed Securities Trust
2005-AR12 2A6
2.62% due 6/25/2035(1)(4)	4,931,345	4,949,769
2005-1 1A1
4.75% due 1/25/2020	1,674,511	1,764,805
2005-2 2A1
4.75% due 4/25/2020(4)	1,434,585	1,494,250
2004-2 A1
5.00% due 2/25/2019	948,552	969,896
2006-1 A3
5.00% due 3/25/2021	2,437,257	2,504,048
2006-7 1A1
5.25% due 6/25/2021	590,423	618,482
2003-9 1A3
5.25% due 8/25/2033	1,602,441	1,679,033
2005-6 A1
5.25% due 8/25/2035	1,033,033	1,034,125
2004-6 A4
5.50% due 6/25/2034	2,466,853	2,606,926
2007-13 A7

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
6.00% due 9/25/2037	$1,687,183	$1,606,603
Total Collateralized Mortgage Obligations (Cost $80,346,911)		82,238,338

	Principal Amount	Value
Senior Secured Loans — 1.5%
Consumer Cyclical Services — 0.1%
Weight Watchers International, Inc.
Term Loan F
4.00% due 3/15/2019(1)	746,250	747,026

		747,026

Healthcare — 0.1%
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(1)	731,263	734,313

		734,313

Metals And Mining — 0.2%
Novelis, Inc.
Term Loan
4.00% due 3/10/2017(1)	1,572,000	1,570,821

		1,570,821

Pharmaceuticals — 1.1%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(1)	1,970,686	1,981,780
RPI Finance Trust
Term Loan Tranche 1
3.75% due 11/9/2016(1)	5,915,484	5,937,668

		7,919,448
Total Senior Secured Loans
(Cost $10,933,272)		10,971,608

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 17.7%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(2)(4)	6,420,000	6,756,080
Banc of America Commercial Mortgage, Inc.
2005-6 A4
5.364% due 9/10/2047(1)(4)	5,800,000	6,532,470
2006-2 A4
5.917% due 5/10/2045(1)(4)	3,400,000	3,926,208
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	3,652,113	3,688,090
2005-PW10 A4
5.405% due 12/11/2040(1)	3,735,000	4,207,014
2005-PW10 AM
5.449% due 12/11/2040(1)	3,466,000	3,690,396
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(2)	1,682,506	1,691,154
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(4)	6,320,000	7,326,100
Crown Castle Towers LLC
Sr. Sec. Nt.
6.113% due 1/15/2040(2)(4)	5,800,000	6,985,427
CS First Boston Mortgage Securities Corp.
2005-C5 AM
5.10% due 8/15/2038(1)	2,100,000	2,319,551
DBUBS Mortgage Trust
2011-LC3A A2
3.642% due 8/10/2044	6,400,000	7,006,240
GE Capital Commercial Mortgage Corp.
2003-C2 A4
5.145% due 7/10/2037	4,647,430	4,733,138
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045(1)	2,100,000	2,207,308
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	3,900,000	4,023,989
2004-GG1 A7
5.317% due 6/10/2036(1)	3,764,000	3,974,212
GS Mortgage Securities Corp. II
2012-GCJ7 A4
3.377% due 5/10/2045	7,300,000	7,881,007
2012-ALOH A
3.551% due 4/10/2034(2)	3,500,000	3,780,364
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2012-HSBC A
3.093% due 7/5/2032(2)	3,850,000	4,049,950
2005-LDP3 A4
4.936% due 8/15/2042(1)(4)	4,000,000	4,425,568
2005-LDP5 A4
5.359% due 12/15/2044(1)(4)	4,705,000	5,297,769
LB Commercial Conduit Mortgage Trust
1998-C1 F
6.30% due 2/18/2030(2)	4,395,883	4,453,843
LB UBS Commercial Mortgage Trust
2003-C8 A4
5.124% due 11/15/2032(1)	1,000,000	1,034,952
Merrill Lynch Mortgage Trust
2005-CKI1 A6
5.39% due 11/12/2037(1)(4)	6,250,000	7,000,094
Morgan Stanley Capital I
2005-IQ10 A4A
5.23% due 9/15/2042(1)	1,760,000	1,950,369
2005-HQ7 AAB
5.36% due 11/14/2042(1)	2,975,000	2,975,125
NCUA Guaranteed Notes
2010-C1 A2
2.90% due 10/29/2020	2,190,000	2,354,250
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.373% due 5/18/2032(1)(2)(4)	3,868,350	3,945,856
SBA Tower Trust
Nt.
4.254% due 4/15/2015(2)(4)	5,970,000	6,288,601
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,695,929	1,773,668
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,734,482
2004-C11 A5
5.215% due 1/15/2041(1)	3,477,000	3,696,350
Total Commercial Mortgage-Backed Securities (Cost $126,471,964)		132,709,625

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Corporate Bonds — 28.6%
Aerospace & Defense — 0.1%
Northrop Grumman Space
7.75% due 6/1/2029	$500,000	$684,279

		684,279

Automotive — 0.9%
BorgWarner, Inc.
Sr. Nt.
4.625% due 9/15/2020	1,500,000	1,667,100
Ford Motor Credit Co. LLC
Sr. Nt.
4.25% due 9/20/2022	1,000,000	1,024,759
8.00% due 6/1/2014	2,250,000	2,484,801
RCI Banque SA
Sr. Nt.
4.60% due 4/12/2016(2)	1,500,000	1,532,100

		6,708,760

Banking — 4.7%
Bank of America Corp.
Sr. Nt.
5.70% due 1/24/2022	1,700,000	1,996,754
7.375% due 5/15/2014	1,500,000	1,641,976
Citigroup, Inc.
Sr. Nt.
4.50% due 1/14/2022	1,400,000	1,537,175
6.125% due 11/21/2017	1,400,000	1,647,302
City National Corp.
Sr. Nt.
5.125% due 2/15/2013	700,000	708,876
Credit Suisse/New York NY
Sr. Nt.
3.50% due 3/23/2015	1,000,000	1,056,914
5.30% due 8/13/2019	1,200,000	1,411,678
Discover Bank
Sub. Nt.
7.00% due 4/15/2020	1,350,000	1,626,067
Fifth Third Capital Trust IV
6.50% due 4/15/2037(1)	1,500,000	1,503,750
HSBC USA, Inc.
Sub. Nt.
4.625% due 4/1/2014	700,000	734,123
Huntington BancShares, Inc.
Sub. Nt.
7.00% due 12/15/2020	1,500,000	1,822,728
JPMorgan Chase Bank N.A.
Sub. Nt.
6.00% due 10/1/2017	1,500,000	1,775,062
Lloyds TSB Bank PLC
5.80% due 1/13/2020(2)	1,300,000	1,501,370
Morgan Stanley
Sr. Nt.
5.95% due 12/28/2017	1,150,000	1,291,733
Northern Trust Corp.
Sr. Nt.
3.375% due 8/23/2021	1,400,000	1,510,170
PNC Bank N.A.
Sub. Nt.
6.875% due 4/1/2018	800,000	993,874
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	1,500,000	1,530,000
The Bank of New York Mellon Corp.
Sr. Nt.
3.55% due 9/23/2021	1,600,000	1,736,230
The Bear Stearns Cos. LLC
Sub. Nt.
5.55% due 1/22/2017	800,000	909,705
The Goldman Sachs Group, Inc.
Sr. Nt.
5.125% due 1/15/2015	1,600,000	1,720,384
5.75% due 1/24/2022	1,750,000	2,015,783
Sub. Nt.
5.625% due 1/15/2017	370,000	407,779
UBS AG Stamford CT
Nt.
4.875% due 8/4/2020	1,600,000	1,789,441
USB Realty Corp.
Jr. Sub. Nt.
1.602% due 1/15/2017(1)(2)(5)	950,000	788,576
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	1,700,000	1,945,686

		35,603,136

Brokerage — 0.6%
BlackRock, Inc.
Sr. Nt.
4.25% due 5/24/2021	1,700,000	1,903,647
Raymond James Financial
Sr. Nt.
4.25% due 4/15/2016	1,200,000	1,272,325
The Charles Schwab Corp.
Sr. Nt.
3.225% due 9/1/2022(2)	1,000,000	1,014,249

		4,190,221

Building Materials — 0.2%
CRH America, Inc.
6.00% due 9/30/2016	1,350,000	1,506,024

		1,506,024

Chemicals — 0.9%
Cabot Corp.
Sr. Nt.
3.70% due 7/15/2022	1,700,000	1,736,810
Celanese US Holdings LLC
5.875% due 6/15/2021	800,000	896,000
Ecolab, Inc.
Sr. Nt.
5.50% due 12/8/2041	1,300,000	1,616,754
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	500,000	574,677
Lubrizol Corp.
8.875% due 2/1/2019	500,000	706,728
LyondellBasell Industries NV
Sr. Nt.
5.00% due 4/15/2019	1,500,000	1,593,750

		7,124,719

Communications — 0.2%
NBCUniversal Media LLC
Sr. Nt.
4.45% due 1/15/2043	1,600,000	1,594,544

		1,594,544

Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	1,200,000	1,382,998

		1,382,998

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Diversified Manufacturing — 0.6%
ABB Finance USA, Inc.
2.875% due 5/8/2022	$1,700,000	$1,757,455
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(2)	750,000	985,556
United Technologies Corp.
Sr. Nt.
4.50% due 6/1/2042	1,600,000	1,793,256

		4,536,267

Electric — 1.4%
Alabama Power Co.
Sr. Nt.
5.65% due 3/15/2035	750,000	821,513
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	1,515,000	1,605,049
Florida Power & Light Co.
4.95% due 6/1/2035	750,000	897,326
Nevada Power Co.
6.65% due 4/1/2036	600,000	827,555
PPL Electric Utilities Corp.
6.25% due 5/15/2039	1,455,000	2,013,218
San Diego Gas & Electric Co.
3.00% due 8/15/2021	1,300,000	1,390,162
Union Electric Co.
3.90% due 9/15/2042	1,500,000	1,522,339
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	800,000	1,377,243

		10,454,405

Energy-Integrated — 0.4%
BP Capital Markets PLC
4.50% due 10/1/2020	1,600,000	1,857,357
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	1,000,000	1,325,731

		3,183,088

Entertainment — 0.5%
Time Warner, Inc.
4.00% due 1/15/2022	1,000,000	1,102,888
7.57% due 2/1/2024	1,450,000	1,937,052
Viacom, Inc.
Sr. Nt.
6.875% due 4/30/2036	800,000	1,056,569

		4,096,509

Food And Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc.
3.75% due 7/15/2042	1,600,000	1,603,938
Beam, Inc.
Sr. Nt.
1.875% due 5/15/2017	1,700,000	1,737,351
Kraft Foods, Inc.
Sr. Nt.
6.50% due 2/9/2040	500,000	677,265
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	1,200,000	1,369,274
Pernod-Ricard S.A.
Sr. Nt.
5.75% due 4/7/2021(2)	1,800,000	2,141,532

		7,529,360

Gaming — 0.1%
Seminole Tribe of Fla
Sr. Sec. Nt.
5.798% due 10/1/2013(2)	1,030,000	1,060,776

		1,060,776

Government Related — 0.9%
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(2)	1,500,000	1,608,349
Pemex Project Funding Master Trust
5.75% due 3/1/2018	700,000	819,875
Petrobras International Finance Co.
5.875% due 3/1/2018	1,250,000	1,424,078
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(2)	2,300,000	2,880,750

		6,733,052

Health Insurance — 0.2%
UnitedHealth Group, Inc.
Sr. Nt.
6.50% due 6/15/2037	500,000	657,513
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	600,000	658,262

		1,315,775

Healthcare — 0.7%
Bio-Rad Laboratories, Inc.
Sr. Nt.
4.875% due 12/15/2020	650,000	696,103
Fresenius Medical Care US Finance, Inc.
6.875% due 7/15/2017	1,500,000	1,725,000
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	1,600,000	1,850,067
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	600,000	774,025

		5,045,195

Independent Energy — 1.1%
Canadian Natural Resources Ltd.
Sr. Nt.
6.25% due 3/15/2038	600,000	783,721
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(2)	1,600,800	1,816,908
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	1,700,000	1,971,915
Nexen, Inc.
Sr. Nt.
6.20% due 7/30/2019	900,000	1,090,293
Tosco Corp.
Sr. Nt.
8.125% due 2/15/2030	500,000	759,194
Whiting Petroleum Corp.
6.50% due 10/1/2018	1,600,000	1,716,000

		8,138,031

Industrial-Other — 0.5%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	1,600,000	2,220,624

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
URS Corp.
Sr. Nt.
5.00% due 4/1/2022(2)	$1,500,000	$1,540,627

		3,761,251

Insurance - Life — 1.1%
American International Group, Inc.
Sr. Nt.
5.85% due 1/16/2018	1,000,000	1,159,933
MetLife, Inc.
Jr. Sub. Nt.
6.40% due 12/15/2036	500,000	524,541
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039(2)	1,000,000	1,386,723
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	1,100,000	1,391,059
Symetra Financial Corp.
Sr. Nt.
6.125% due 4/1/2016(2)	800,000	865,444
Teachers Insurance & Annuity Association of
America
Sub. Nt.
6.85% due 12/16/2039(2)	1,200,000	1,647,818
UnumProvident Finance Co.
6.85% due 11/15/2015(2)	1,100,000	1,224,787

		8,200,305

Insurance P&C — 0.8%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	1,000,000	1,225,856
Allied World Assurance Co. Ltd.
7.50% due 8/1/2016	1,100,000	1,279,321
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	1,500,000	1,829,032
ZFS Finance USA Trust II
Jr. Sub. Nt.
6.45% due 12/15/2065(1)(2)	1,600,000	1,696,000

		6,030,209

Media Cable — 1.0%
Comcast Corp.
6.45% due 3/15/2037	1,000,000	1,288,029
6.50% due 1/15/2017	500,000	605,828
DirecTV Holdings LLC
3.80% due 3/15/2022	1,600,000	1,646,502
Time Warner Cable, Inc.
5.85% due 5/1/2017	2,000,000	2,382,312
Virgin Media Secured Finance PLC
Sr. Sec. Nt.
6.50% due 1/15/2018	1,500,000	1,642,500

		7,565,171

Media Noncable — 0.4%
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,511,250
The Interpublic Group of Companies, Inc.
Sr. Nt.
4.00% due 3/15/2022	1,500,000	1,571,332

		3,082,582

Metals And Mining — 0.8%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	1,500,000	1,938,025
Cliffs Natural Resources, Inc.
Sr. Nt.
5.90% due 3/15/2020	1,250,000	1,312,326
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
3.55% due 3/1/2022	600,000	600,606
Steel Dynamics, Inc.
6.75% due 4/1/2015	1,500,000	1,522,500
Vale Overseas Ltd.
6.25% due 1/23/2017	400,000	462,586

		5,836,043

Non Captive Consumer — 0.5%
HSBC Finance Corp.
Sr. Nt.
6.375% due 11/27/2012	1,000,000	1,008,615
SLM Corp.
Sr. Nt.
6.25% due 1/25/2016	1,200,000	1,302,000
7.25% due 1/25/2022	1,000,000	1,120,000

		3,430,615

Non Captive Diversified — 1.0%
Ally Financial, Inc.
4.50% due 2/11/2014	1,500,000	1,533,750
CIT Group, Inc.
Sr. Nt.
4.75% due 2/15/2015(2)	1,500,000	1,563,750
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,415,160
6.75% due 3/15/2032	1,000,000	1,281,024
KKR Group Finance Co.
6.375% due 9/29/2020(2)	1,600,000	1,812,408

		7,606,092

Oil Field Services — 0.3%
Transocean, Inc.
6.00% due 3/15/2018	550,000	642,252
Weatherford Bermuda
5.15% due 3/15/2013	700,000	712,622
6.50% due 8/1/2036	1,200,000	1,288,801

		2,643,675

Packaging — 0.6%
Ball Corp.
5.00% due 3/15/2022(4)	2,600,000	2,723,500
Silgan Holdings, Inc.
Sr. Nt.
5.00% due 4/1/2020	1,500,000	1,569,375

		4,292,875

Paper — 0.6%
Georgia-Pacific LLC
5.40% due 11/1/2020(2)	1,000,000	1,172,025
Rock-Tenn Co.
4.90% due 3/1/2022(2)(4)	3,200,000	3,466,474

		4,638,499

Pharmaceuticals — 1.1%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	1,100,000	1,324,949
Celgene Corp.
Sr. Nt.
3.25% due 8/15/2022	1,000,000	1,009,495

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Gilead Sciences, Inc.
Sr. Nt.
4.40% due 12/1/2021	$2,150,000	$2,443,780
Merck & Co., Inc.
Sr. Nt.
3.60% due 9/15/2042	750,000	753,248
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	800,000	1,019,202
Teva Pharmaceutical Finance IV BV
3.65% due 11/10/2021	1,400,000	1,517,620

		8,068,294

Pipelines — 0.8%
Boardwalk Pipelines LP
5.75% due 9/15/2019	1,600,000	1,757,455
El Paso Pipeline Partners Operating Co. LLC
5.00% due 10/1/2021	1,600,000	1,762,163
Energy Transfer Partners LP
Sr. Nt.
8.50% due 4/15/2014	750,000	826,376
Enterprise Products Operating LLC
8.375% due 8/1/2066(1)	400,000	451,000
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	1,000,000	1,158,819

		5,955,813

Railroads — 0.2%
CSX Corp.
Sr. Nt.
4.75% due 5/30/2042	1,250,000	1,359,139

		1,359,139

Refining — 0.5%
Motiva Enterprises LLC
Nt.
5.75% due 1/15/2020(2)	1,000,000	1,194,046
Phillips 66
4.30% due 4/1/2022(2)	1,400,000	1,532,798
Valero Energy Corp.
9.375% due 3/15/2019	600,000	814,907

		3,541,751

REITs — 1.2%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	1,200,000	1,277,294
DDR Corp.
Sr. Nt.
4.75% due 4/15/2018	2,000,000	2,218,956
Equity One, Inc.
6.25% due 12/15/2014	1,100,000	1,205,587
ERP Operating LP
Sr. Nt.
5.375% due 8/1/2016	775,000	888,968
ProLogis LP
6.875% due 3/15/2020	1,500,000	1,820,322
Simon Property Group LP
Sr. Nt.
4.125% due 12/1/2021	1,600,000	1,774,555

		9,185,682

Retailers — 0.2%
Target Corp.
Sr. Nt.
4.00% due 7/1/2042	1,600,000	1,637,618

		1,637,618

Technology — 0.5%
Hewlett-Packard Co.
Sr. Nt.
4.05% due 9/15/2022	1,600,000	1,618,685
KLA-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	1,500,000	1,810,168
National Semiconductor Corp.
Sr. Nt.
6.60% due 6/15/2017	500,000	625,567

		4,054,420

Wireless — 0.6%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	1,500,000	1,752,469
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	1,500,000	1,615,953
Cellco Partnership
Sr. Nt.
5.55% due 2/1/2014	500,000	531,851
Vodafone Group PLC
Sr. Nt.
6.15% due 2/27/2037	350,000	470,799

		4,371,072

Wirelines — 1.2%
AT&T, Inc.
Sr. Nt.
6.30% due 1/15/2038	1,200,000	1,575,259
Deutsche Telekom International Finance BV
8.75% due 6/15/2030	850,000	1,278,493
France Telecom S.A.
Sr. Nt.
8.50% due 3/1/2031	335,000	504,497
Qwest Communications International, Inc.
7.125% due 4/1/2018	1,500,000	1,591,950
Telecom Italia Capital
5.25% due 10/1/2015	550,000	578,875
Telecom Italia Capital SA
5.25% due 11/15/2013	1,500,000	1,546,875
Verizon Communications, Inc.
Sr. Nt.
6.40% due 2/15/2038	1,250,000	1,684,701

		8,760,650
Total Corporate Bonds (Cost $190,475,534)		214,908,895

	Principal Amount	Value
Hybrid ARMS — 0.1%
FNMA
2.543% due 12/1/2036(1)	725,755	774,332
2.815% due 8/1/2046(1)	262,415	281,890
Total Hybrid ARMS (Cost $993,919)		1,056,222

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Securities — 21.0%
FHLMC
4.00% due 12/1/2040 - 1/1/2041	$13,110,506	$14,107,989
7.00% due 9/1/2038	430,052	497,379
FNMA
3.00% due 12/1/2042(6)	43,450,000	45,846,985
3.50% due 6/1/2042	5,281,935	5,670,888
3.50% due 12/1/2042(6)	13,680,000	14,657,722
4.00% due 9/1/2040(4)	14,542,941	15,667,592
4.00% due 11/1/2040	7,583,597	8,180,975
4.00% due 12/1/2042(6)	12,100,000	13,035,860
4.50% due 12/1/2042(6)	10,100,000	10,931,672
5.00% due 4/1/2023 - 12/1/2039	16,939,831	18,494,528
5.50% due 1/1/2038 - 2/1/2039	8,065,991	8,845,333
6.00% due 8/1/2021	365,141	403,391
6.50% due 7/1/2014 - 12/1/2014	32,340	33,441
7.00% due 9/1/2014 - 6/1/2032	177,353	204,570
7.50% due 12/1/2029	176,625	215,603
8.00% due 1/1/2030 - 9/1/2030	67,140	83,154
GNMA
6.00% due 10/15/2032 - 12/15/2033	477,852	547,571
Total Mortgage Pass-Through Securities (Cost $152,855,770)		157,424,653

	Principal Amount	Value

Municipal Bonds — 2.0%
Arizona Wtr. Infrastructure Fin. Auth. Rev.
Wtr. Quality Ser. A
5.00% due 10/1/2027	1,200,000	1,412,052
California St. G.O.
5.25% due 4/1/2014	800,000	850,928
Chicago Illinois Metropolitan Wtr. Reclamation
Dist. Greater Chicago G.O.
Build America Bonds Taxable Direct Payment
5.72% due 12/1/2038	1,600,000	2,076,656
Illinois St. G.O.
4.511% due 3/1/2015	700,000	742,182
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev.
Build America Bonds Ser. A
6.184% due 1/1/2034	1,000,000	1,268,510
Massachusetts Bay Transn. Auth. Rev.
Ser. A
5.25% due 7/1/2034	2,400,000	2,804,184
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,190,000	1,447,766
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Rev.
Build America Bonds Ser. EE
6.011% due 6/15/2042	1,600,000	2,187,424
Oregon Sch. Brd. Association
4.759% due 6/30/2028	450,000	532,723
San Diego Cnty. California Wtr. Auth. Fing. Agcy.
Wtr. Rev.
Build America Bonds Ser. B
6.138% due 5/1/2049	1,500,000	1,995,735
Total Municipal Bonds (Cost $12,564,425)		15,318,160

	Principal Amount	Value
U.S. Government Securities — 6.9%
U.S. Treasury Bonds
3.00% due 5/15/2042	1,725,000	1,788,609
3.125% due 11/15/2041 - 2/15/2042	11,800,000	12,570,072
3.75% due 8/15/2041	2,400,000	2,869,500
4.25% due 11/15/2040	7,650,000	9,933,051
U.S. Treasury Notes
0.25% due 9/15/2015	1,920,000	1,916,700
0.375% due 3/15/2015	1,540,000	1,543,730
0.625% due 8/31/2017	3,000,000	3,001,875
0.875% due 2/28/2017 - 4/30/2017	10,650,000	10,806,852
1.625% due 8/15/2022	7,623,000	7,614,660
Total U.S. Government Securities (Cost $47,888,466)		52,045,049

	Principal Amount	Value
Short-Term Investments — 1.5%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	650,000	650,000
General Electric Capital Corp.
0.05% due 10/11/2012	5,000,000	4,999,931
United Parcel Services, Inc.
0.03% due 10/11/2012	5,000,000	4,999,958
WEA FIN LLC/WCI FIN LLC
5.40% due 10/1/2012(2)	900,000	900,000
Total Short-Term Investments (Cost $11,549,889)		11,549,889

	Principal Amount	Value
Repurchase Agreements — 13.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $97,196,081, due 10/1/2012(7)	97,196,000	97,196,000
Total Repurchase Agreements (Cost $97,196,000)		97,196,000
Total Investments — 110.4% (Cost $783,036,398)		828,334,450
Other Liabilities, Net — (10.4)%		(77,946,649)
Total Net Assets — 100.0%		$750,387,801

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2012.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $91,248,552, representing 12.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Fair valued security.
(4)	Securities are segregated to cover to be announced securities, TBA.
(5)	Maturity is perpetual. Maturity date presented represents the next call date.
(6)	TBA - To be announced.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	6.25%	5/15/2029	$1,430,622
FNMA	5.00%	3/15/2016	97,713,398

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$52,916,011	$—	$52,916,011
Collateralized Mortgage Obligations	—	82,238,338	—	82,238,338
Senior Secured Loans	—	10,971,608	—	10,971,608
Commercial Mortgage-Backed Securities	—	132,709,625	—	132,709,625
Corporate Bonds	—	214,908,895	—	214,908,895
Hybrid ARMS	—	1,056,222	—	1,056,222
Mortgage Pass-Through Securities	—	157,424,653	—	157,424,653
Municipal Bonds	—	15,318,160	—	15,318,160
U.S. Government Securities	—	52,045,049	—	52,045,049
Short-Term Investments	—	11,549,889	—	11,549,889
Repurchase Agreements	—	97,196,000	—	97,196,000

Total	$—	$828,334,450	$—	$828,334,450

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 14.6%
Ally Auto Receivables Trust
2012-SN1 A4
0.70% due 12/21/2015	$700,000	$700,611
2010-3 A3
1.11% due 10/15/2014	656,209	658,473
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	300,000	303,059
2011-1 A2
2.15% due 1/15/2016	550,000	559,883
2010-3 A
2.88% due 4/15/2015(1)	800,000	806,911
American Express Credit Account Master Trust
2012-2 A
0.68% due 3/15/2018(2)	1,500,000	1,507,212
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	653,027	654,789
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(3)	94,434	91,731
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(1)	1,425,000	1,465,282
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017(1)	450,000	453,708
2009-2A A4
3.03% due 10/15/2016(1)	384,968	387,926
Capital One Multi-Asset Execution Trust
2005-A10 A
0.301% due 9/15/2015(3)	260,000	259,976
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	146,463	147,548
Citibank Credit Card Issuance Trust
2004-A8 A8
4.90% due 12/12/2016	950,000	1,042,342
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(3)	119,509	118,445
CNH Equipment Trust
2009-C A4
3.00% due 8/17/2015(2)	620,440	626,654
Enterprise Fleet Financing LLC
2012-2 A2
0.72% due 4/20/2018(1)	1,900,000	1,900,775
Ford Credit Auto Lease Trust
2011-B A3
1.05% due 10/15/2014	1,000,000	1,006,770
Ford Credit Floorplan Master Owner Trust
2012-5 A
1.49% due 9/15/2019	850,000	853,688
2010-3 A2
1.921% due 2/15/2017(1)(3)	985,000	1,013,856
GE Capital Credit Card Master Note Trust
2012-6 A
1.36% due 8/17/2020(2)	1,750,000	1,765,379
2010-3 A
2.21% due 6/15/2016	1,250,000	1,265,709
GE Equipment Transportation LLC
2012-1 A3
0.99% due 11/23/2015	800,000	805,804
Harley-Davidson Motorcycle Trust
2012-1 A3
0.68% due 4/15/2017	1,000,000	1,002,148
2009-2 A4
3.32% due 2/15/2017	268,994	269,612
Honda Auto Receivables Owner Trust
2010-3 A4
0.94% due 12/21/2016	954,000	959,130
Huntington Auto Trust
2011-1A A3
1.01% due 1/15/2016(1)	1,000,000	1,005,826
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016	500,000	506,000
2009-A A4
3.15% due 3/15/2016	534,216	543,932
Mercedes-Benz Auto Lease Trust
2011-B A3
1.07% due 8/15/2014(1)	500,000	502,616
Miramax LLC
2011-1A A
6.25% due 10/20/2021(1)(2)	1,500,000	1,576,622
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	167,538	169,201
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032(3)	20,695	12,601
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014	500,000	503,639
Volkswagen Auto Lease Trust
2012-A A3
0.87% due 7/20/2015	800,000	807,179
2010-A A4
1.18% due 10/20/2015	900,000	905,477
Wheels SPV LLC
2012-1 A2
1.19% due 3/20/2021(1)	500,000	501,416
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	593,383	600,303
Total Asset Backed Securities (Cost $28,020,640)		28,262,233

	Principal Amount	Value
Collateralized Mortgage Obligations — 12.0%
Banc of America Funding Corp.
2005-D A1
2.614% due 5/25/2035(3)	425,412	440,013
Banc of America Mortgage Securities, Inc.
2003-J 2A2
2.849% due 11/25/2033(3)	299,881	303,791
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	87,271	88,172
2004-3 A5
5.384% due 6/25/2034(3)	18,760	18,734
Chase Mortgage Finance Corp.
2007-A1 2A1
3.00% due 2/25/2037(3)	385,560	394,440
2003-S10 A1
4.75% due 11/25/2018	257,686	265,680
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	112,985	113,087

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Countrywide Home Loans Mortgage Pass-Through Trust
2003-50 A1
5.00% due 11/25/2018	$662,693	$682,395
Countrywide Home Loans Trust
2004-9 A1
5.00% due 6/25/2034	88,276	88,559
2003-11 A31
5.50% due 5/25/2033	515,784	542,296
2002-19 1A1
6.25% due 11/25/2032	35,140	37,462
CS First Boston Mortgage Securities Corp.
2003-23 2A8
4.50% due 10/25/2018	167,763	174,339
2003-8 2A1
5.00% due 4/25/2018	264,326	271,473
2004-5 5A1
5.00% due 8/25/2019	385,355	394,524
FHLMC
4105 WA
3.00% due 2/15/2041	1,975,200	1,987,221
4068 HA
3.00% due 10/15/2041	710,000	716,548
4098 UZ
4.00% due 8/15/2042	1,631,966	1,644,159
1534 Z
5.00% due 6/15/2023	60,753	60,840
20 H
5.50% due 10/25/2023	32,561	36,068
First Horizon Mortgage Pass-Through Trust
2004-4 2A3
4.50% due 7/25/2019	258,557	262,112
FNMA
2012-113 WA
3.00% due 3/25/2042	1,086,315	1,083,599
2012-113 ZU
3.50% due 10/25/2042	1,800,000	1,800,000
2003-63 GU
4.00% due 7/25/2033	987	1,002
2002-52 PB
6.00% due 2/25/2032	4,592	4,590
J.P. Morgan Mortgage Trust
2006-A2 5A1
2.765% due 11/25/2033(3)	587,487	599,123
2005-A1 5A1
4.428% due 2/25/2035(3)	15,577	15,714
2004-S2 1A3
4.75% due 11/25/2019	163,355	164,887
2005-A1 3A1
4.997% due 2/25/2035(3)	556,005	576,341
2004-S1 1A7
5.00% due 9/25/2034	67,562	69,510
Master Adjustable Rate Mortgages Trust
2004-13 3A7
2.624% due 11/21/2034(3)	965,000	985,337
2004-13 2A1
2.634% due 4/21/2034(3)	687,855	692,169
Master Asset Securitization Trust
2003-9 5A2
4.75% due 10/25/2018(2)	963,516	988,139
2003-5 2A1
5.00% due 6/25/2018	132,324	138,030
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	167,752	171,488
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	260,008	270,765
2003-3 A9
5.50% due 1/25/2034	301,413	306,786
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	21,279	21,656
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033	571,670	563,321
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	217,997	223,248
2005-S1 2A1
4.75% due 2/25/2020	184,807	190,262
2005-S3 A1
4.75% due 3/25/2020	140,272	145,042
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(3)	312,007	316,039
2005-1 4A1
5.00% due 2/25/2020	227,612	232,846
2003-29 2A1
5.25% due 9/25/2023	401,974	408,631
2004-3 3A1
5.50% due 3/25/2019	190,446	196,420
Wells Fargo Mortgage Backed Securities Trust
2004-Z 2A2
2.615% due 12/25/2034(3)	387,043	391,561
2005-AR10 2A6
2.616% due 6/25/2035(3)	486,410	496,387
2005-AR12 2A5
2.62% due 6/25/2035(3)	898,394	909,373
2005-AR12 2A6
2.62% due 6/25/2035(3)	769,866	772,743
2003-J 2A1
4.428% due 10/25/2033(3)	145,715	147,806
2003-J 1A9
4.577% due 10/25/2033(3)	653,184	662,221
2003-N 2A1
4.739% due 12/25/2033(3)	455,494	465,279
2003-15 1A1
4.75% due 12/25/2018	42,506	44,005
2005-1 1A1
4.75% due 1/25/2020	223,847	235,918
2004-2 A1
5.00% due 1/25/2019	277,715	283,964
2006-7 1A1
5.25% due 6/25/2021	92,178	96,559
Total Collateralized Mortgage Obligations (Cost $22,890,891)		23,192,674

	Principal Amount	Value
Senior Secured Loans — 3.0%
Automotive — 0.3%
Allison Transmission, Inc. Term Loan B3 4.25% due 8/23/2019(3)	498,750	499,583

		499,583

Gaming — 0.3%
Pinnacle Entertainment, Inc.
Series A Incremental Term Loan
4.00% due 3/19/2019(3)	497,500	498,122

		498,122

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Healthcare — 0.6%
DaVita, Inc.
Term Loan B2
4.00% due 9/2/2019(3)	$500,000	$500,355
Hologic Inc.
Term Loan B
4.50% due 8/1/2019(3)	500,000	505,835
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(3)	243,755	244,771

		1,250,961

Non Captive Diversified — 0.1%
Istar Financial, Inc.
Term Loan A1
5.00% due 6/28/2013(3)	152,142	152,364

		152,364

Pharmaceuticals — 0.9%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(3)	642,453	646,070
RP Select Finance Trust
Term Loan A
2.612% due 8/9/2016(3)	1,190,897	1,189,409

		1,835,479

Real Estate Investment Trusts — 0.2%
LNR Property Corp.
Term Loan B
4.75% due 4/29/2016(3)	437,500	436,953

		436,953

Refining — 0.1%
Citgo Petroleum Corp.
Term Loan C
9.00% due 6/23/2017(3)	293,250	297,649

		297,649

Retailers — 0.2%
Lord & Taylor Holdings LLC
Term Loan B
4.50% - 5.75% due 1/11/2019(3)	359,255	361,202

		361,202

Wireless — 0.3%
Crown Castle International Corp.
Term Loan B
4.00% due 1/31/2019(3)	496,250	496,821

		496,821
Total Senior Secured Loans (Cost $5,797,312)		5,829,134

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 17.4%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(1)	1,580,000	1,662,711
Banc of America Commercial Mortgage, Inc.
2005-5 A4
5.115% due 10/10/2045(3)	1,145,000	1,284,067
2005-6 A4
5.364% due 9/10/2047(2)(3)	1,215,000	1,368,440
Bear Stearns Commercial Mortgage Securities
2004-PWR3 A4
4.715% due 2/11/2041	540,000	561,532
2003-T10 A2
4.74% due 3/13/2040	446,369	450,767
2003-PWR2 A4
5.186% due 5/11/2039(3)	681,898	703,058
2005-PW10 A4
5.405% due 12/11/2040(3)	1,620,000	1,824,729
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(3)	202,382	203,422
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049	1,300,000	1,506,951
2004-C1 A4
5.534% due 4/15/2040(3)	1,030,000	1,095,304
Citigroup/Deutsche Bank Commercial Mortgage
Trust
2005-CD1 A4
5.393% due 7/15/2044(3)	500,000	560,322
Commercial Mortgage Asset Trust
1999-C1 B
7.23% due 1/17/2032(3)	1,000,000	1,039,759
Commercial Mortgage Pass-Through Certificates
2005-LP5 A4
4.982% due 5/10/2043(3)	530,000	583,910
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2035(1)	350,000	364,236
4.523% due 1/15/2035(1)	550,000	584,647
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038	967,618	978,364
2004-C2 A2
5.416% due 5/15/2036(3)	1,362,000	1,445,915
1997-C2 F
7.46% due 1/17/2035(3)	427,966	431,789
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	872,000	890,635
GE Capital Commercial Mortgage Corp.
2004-C1 A3
4.596% due 11/10/2038	566,041	583,583
2004-C1 B
4.692% due 11/10/2038(3)	385,000	397,002
2003-C2 A4
5.145% due 7/10/2037	509,116	518,505
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.64% due 5/10/2040(3)	730,000	752,841
Greenwich Capital Commercial Funding Corp.
2005-GG3 A3
4.569% due 8/10/2042	463,284	466,686
2004-GG1 A7
5.317% due 6/10/2036(3)	1,075,000	1,135,037
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C3 A5
4.878% due 1/15/2042	675,000	729,943
2003-CB6 A2
5.255% due 7/12/2037(3)	798,139	817,529
2005-LDP5 A4
5.359% due 12/15/2044(3)	650,000	731,892
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035(3)	1,005,000	1,035,307

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
2003-C8 A4
5.124% due 11/15/2032(3)	$500,000	$517,476
2006-C1 A4
5.156% due 2/15/2031	400,000	448,546
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041(3)	700,000	751,355
2003-KEY1 A4
5.236% due 11/12/2035(3)	500,000	520,245
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041	884,786	915,097
2005-IQ10 A4A
5.23% due 9/15/2042(3)	1,165,000	1,291,011
2005-HQ7 AAB
5.36% due 11/14/2042(3)	297,500	297,512
Nomura Asset Securities Corp.
1998-D6 B1
6.00% due 3/15/2030(1)	580,000	587,658
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.373% due 5/18/2032(1)(3)	411,303	419,544
SBA Tower Trust
2.933% due 12/15/2017(1)(2)	1,500,000	1,541,784
Wachovia Bank Commercial Mortgage Trust
2003-C8 A3
4.445% due 11/15/2035	539,392	547,289
2004-C10 A4
4.748% due 2/15/2041	508,182	531,476
2004-C11 A5
5.215% due 1/15/2041(3)	575,000	611,274
Total Commercial Mortgage-Backed Securities (Cost $33,669,150)		33,689,150

	Principal Amount	Value
Corporate Bonds — 33.7%
Aerospace & Defense — 0.3%
L-3 Communications Corp.
Ser. B
6.375% due 10/15/2015	115,000	116,322
Textron, Inc.
Sr. Nt.
6.20% due 3/15/2015	500,000	549,228

		665,550

Automotive — 1.2%
Banque PSA Finance
Sr. Nt.
3.375% due 4/4/2014(1)	500,000	485,400
Daimler Finance North America LLC
1.875% due 9/15/2014(1)	350,000	355,422
Ford Motor Credit Co. LLC
Sr. Nt.
2.75% due 5/15/2015	500,000	509,918
RCI Banque S.A.
Sr. Nt.
3.40% due 4/11/2014(1)	500,000	505,500
Volkswagen International Finance NV
1.625% due 3/22/2015(1)	500,000	508,218

		2,364,458

Banking — 8.0%
Abbey National Treasury Services PLC
2.875% due 4/25/2014	500,000	506,100
American Express Credit Corp.
Sr. Nt.
2.375% due 3/24/2017	500,000	525,924
Amsouth Bank
Sub. Nt.
5.20% due 4/1/2015	150,000	156,000
ANZ National Int’l Ltd.
2.375% due 12/21/2012(1)	500,000	502,190
Bank of America Corp.
Sr. Nt.
4.50% due 4/1/2015	150,000	160,679
Barclays Bank PLC
Sr. Nt.
2.50% due 1/23/2013	400,000	402,481
Capital One Financial Corp.
Sr. Nt.
2.125% due 7/15/2014	500,000	510,182
Citigroup, Inc.
Sr. Nt.
5.50% due 4/11/2013	300,000	307,340
Credit Suisse/New York NY
Sr. Nt.
5.00% due 5/15/2013	250,000	256,681
Deutsche Bank AG
Sr. Nt.
2.375% due 1/11/2013	300,000	301,509
Fifth Third Capital Trust IV
6.50% due 4/15/2067(3)	650,000	651,625
ING Bank N.V.
Sr. Nt.
2.375% due 6/9/2014(1)	600,000	603,240
JPMorgan Chase & Co.
Sr. Nt.
2.05% due 1/24/2014	500,000	508,840
Lloyds TSB Bank PLC
4.20% due 3/28/2017	500,000	551,675
Macquarie Bank Ltd.
Sr. Nt.
3.45% due 7/27/2015(1)	250,000	255,859
Morgan Stanley
Sr. Nt.
2.875% due 1/24/2014	250,000	253,326
5.30% due 3/1/2013	250,000	254,401
National Bank of Canada
1.50% due 6/26/2015	500,000	507,285
PNC Preferred Funding Trust III
Jr. Sub. Nt.
8.70% due 3/15/2013(1)(3)(4)	400,000	406,052
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	510,000
Royal Bank of Canada
Sr. Nt.
1.45% due 10/30/2014	500,000	508,542
Royal Bank of Scotland Group PLC
Sr. Nt.
2.55% due 9/18/2015	500,000	506,016
Royal Bank of Scotland PLC
3.25% due 1/11/2014	500,000	512,640
Standard Chartered PLC
Sr. Nt.
3.85% due 4/27/2015(1)	500,000	527,425
Sumitomo Mitsui Banking Corp.
Sr. Nt.
1.35% due 7/18/2015	500,000	505,108
1.90% due 1/12/2015(1)	500,000	509,639

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
SunTrust Banks, Inc.
Sr. Nt.
3.60% due 4/15/2016	$400,000	$427,346
The Bank of New York Mellon Corp.
Sr. Nt.
1.20% due 2/20/2015	300,000	304,045
The Goldman Sachs Group, Inc.
Sr. Nt.
3.30% due 5/3/2015	500,000	520,285
Toronto-Dominion Bank
Sr. Nt.
1.375% due 7/14/2014	500,000	508,282
U.S. Bancorp
Sr. Nt.
2.875% due 11/20/2014	500,000	524,805
Jr. Sub. Nt.
3.442% due 2/1/2016	500,000	525,018
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	500,000	506,489
Union Bank N.A.
Sr. Nt.
2.125% due 12/16/2013	500,000	508,941
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	100,000	114,452
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	300,000	304,083

		15,444,505

Brokerage — 0.5%
E*Trade Financial Corp.
Sr. Nt.
6.75% due 6/1/2016(2)	500,000	526,250
Jefferies Group, Inc.
Sr. Nt.
3.875% due 11/9/2015	400,000	402,500

		928,750

Building Materials — 0.3%
Martin Marietta Materials, Inc.
Sr. Nt.
6.60% due 4/15/2018	500,000	561,340

		561,340

Chemicals — 0.8%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	500,000	509,681
Ecolab, Inc.
Sr. Nt.
2.375% due 12/8/2014	400,000	414,826
Yara International ASA
Sr. Nt.
5.25% due 12/15/2014(1)	500,000	539,172

		1,463,679

Construction Machinery — 0.1%
Case New Holland, Inc.
7.75% due 9/1/2013	250,000	261,563

		261,563

Diversified Manufacturing — 0.4%
ADT Corp.
2.25% due 7/15/2017(1)	500,000	514,622
Danaher Corp.
Sr. Nt.
1.30% due 6/23/2014	200,000	203,121

		717,743

Electric — 1.4%
AEP Texas North Co.
Sr. Nt. Ser. B
5.50% due 3/1/2013	150,000	153,059
Calpine Construction Finance Co. LP
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	500,000	537,500
CMS Energy Corp.
Sr. Nt.
6.55% due 7/17/2017	500,000	584,387
EDP Finance BV
Sr. Nt.
5.375% due 11/2/2012(1)	500,000	501,215
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	200,000	202,783
National Rural Utilities Cooperative Finance Corp.
1.125% due 11/1/2013	500,000	503,949
The AES Corp.
Sr. Nt.
7.75% due 3/1/2014	250,000	268,750

		2,751,643

Energy-Integrated — 0.2%
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	400,000	434,229

		434,229

Entertainment — 0.2%
Time Warner, Inc.
3.15% due 7/15/2015	300,000	320,154

		320,154

Food And Beverage — 1.5%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013	450,000	454,445
3.00% due 10/15/2012	200,000	200,171
Coca-Cola Enterprises, Inc.
Sr. Nt.
1.125% due 11/12/2013	300,000	301,637
General Mills, Inc.
Sr. Nt.
1.55% due 5/16/2014	250,000	253,862
Kraft Foods, Inc.
Sr. Nt.
2.625% due 5/8/2013	600,000	606,977
Pernod-Ricard SA
Sr. Nt.
2.95% due 1/15/2017(1)	500,000	521,650
SABMiller Holdings, Inc.
1.85% due 1/15/2015(1)	500,000	511,739
Wm. Wrigley Jr. Co.
Sr. Sec. Nt.
3.05% due 6/28/2013(1)	150,000	152,204

		3,002,685

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Gaming — 0.1%
Seminole Tribe of Fla
Sr. Sec. Nt.
5.798% due 10/1/2013(1)	$205,000	$211,125

		211,125

Government Related — 0.3%
Petrobras International Finance Co.
2.875% due 2/6/2015(2)	500,000	513,913

		513,913

Health Insurance — 0.3%
UnitedHealth Group, Inc.
Sr. Nt.
4.875% due 4/1/2013	500,000	510,638

		510,638

Healthcare — 1.1%
Covidien International Finance SA
1.35% due 5/29/2015	500,000	506,443
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	250,000	289,073
Life Technologies Corp.
Sr. Nt.
3.375% due 3/1/2013	550,000	554,431
Owens & Minor, Inc.
6.35% due 4/15/2016	490,000	535,855
Thermo Fisher Scientific, Inc.
Sr. Nt.
2.15% due 12/28/2012	300,000	300,851

		2,186,653

Independent Energy — 1.0%
Anadarko Petroleum Corp.
Sr. Nt.
5.95% due 9/15/2016	300,000	347,609
Chesapeake Energy Corp.
7.625% due 7/15/2013	350,000	363,125
Petrohawk Energy Corp.
7.875% due 6/1/2015	400,000	416,689
Quicksilver Resources, Inc.
8.25% due 8/1/2015	300,000	285,750
Woodside Finance Ltd.
5.00% due 11/15/2013(1)	600,000	624,332

		2,037,505

Industrial-Other — 0.5%
Tyco Flow Control International Finance SA
1.875% due 9/15/2017(1)	500,000	500,296
URS Corp.
Sr. Nt.
3.85% due 4/1/2017(1)	500,000	503,449

		1,003,745

Insurance-Life — 1.7%
Aegon N.V.
Sr. Nt.
4.75% due 6/1/2013	500,000	513,136
American International Group, Inc.
Sr. Nt.
3.65% due 1/15/2014	500,000	514,769
Assurant, Inc.
Sr. Nt.
5.625% due 2/15/2014	500,000	521,261
Hartford Financial Services Group, Inc.
Sr. Nt.
4.625% due 7/15/2013	250,000	256,401
Lincoln National Corp.
Sr. Nt.
4.30% due 6/15/2015	500,000	534,181
Metropolitan Life Global Funding I
Sr. Sec. Nt.
2.00% due 1/9/2015(1)	500,000	511,289
New York Life Global Funding
2.25% due 12/14/2012(1)	200,000	200,781
Prudential Financial, Inc.
Sr. Nt.
4.75% due 9/17/2015	300,000	330,391

		3,382,209

Insurance P&C — 1.0%
Aspen Insurance Holdings Ltd.
Sr. Nt.
6.00% due 8/15/2014	350,000	371,401
Axis Capital Holdings Ltd.
Sr. Nt.
5.75% due 12/1/2014	300,000	321,425
Berkshire Hathaway Finance Corp.
1.50% due 1/10/2014	250,000	253,670
Marsh & McLennan Cos., Inc.
Sr. Nt.
4.85% due 2/15/2013	500,000	507,077
Willis Group Holdings PLC
4.125% due 3/15/2016	500,000	530,743

		1,984,316

Lodging — 0.2%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	300,000	309,750

		309,750

Media Cable — 0.2%
DISH DBS Corp.
6.625% due 10/1/2014	300,000	325,500

		325,500

Media Noncable — 1.2%
NBCUniversal Media LLC
Sr. Nt.
2.10% due 4/1/2014	500,000	510,464
News America, Inc.
5.30% due 12/15/2014	500,000	550,235
RR Donnelley & Sons Co.
Sr. Nt.
5.50% due 5/15/2015	500,000	516,250
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	250,000	251,875
The Interpublic Group of Companies, Inc.
Sr. Nt.
6.25% due 11/15/2014	500,000	540,000

		2,368,824

Metals And Mining — 1.5%
Anglo American Capital PLC
2.15% due 9/27/2013(1)	300,000	301,920
ArcelorMittal
Sr. Nt.
3.75% due 2/25/2015	500,000	499,667
5.375% due 6/1/2013	250,000	256,384

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	$300,000	$303,845
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	500,000	497,500
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
1.40% due 2/13/2015	300,000	302,161
Steel Dynamics, Inc.
7.375% due 11/1/2012	300,000	300,750
Teck Resources Ltd.
2.50% due 2/1/2018	150,000	150,655
Xstrata Finance Canada Ltd.
2.85% due 11/10/2014(1)	250,000	257,010

		2,869,892

Non Captive Consumer — 0.6%
HSBC Finance Corp.
Sr. Nt.
4.75% due 7/15/2013	500,000	514,544
SLM Corp.
Sr. Nt. Ser. A
5.00% due 10/1/2013	300,000	310,875
Sr. Nt.
5.00% due 4/15/2015	300,000	316,887

		1,142,306

Non Captive Diversified — 0.8%
Ally Financial, Inc.
4.50% due 2/11/2014	450,000	460,125
CIT Group, Inc.
Sr. Nt.
4.75% due 2/15/2015(1)	500,000	521,250
General Electric Capital Corp.
Sr. Nt.
2.80% due 1/8/2013	650,000	654,119

		1,635,494

Oil Field Services — 1.2%
Transocean, Inc.
5.25% due 3/15/2013	550,000	560,904
Weatherford Bermuda
5.15% due 3/15/2013	761,000	774,721
Weatherford International, Inc.
6.35% due 6/15/2017	850,000	989,633

		2,325,258

Packaging — 0.2%
Sealed Air Corp.
Sr. Nt.
5.625% due 7/15/2013(1)	400,000	410,000

		410,000

Paper — 0.3%
Graphic Packaging International, Inc.
9.50% due 6/15/2017	500,000	547,500

		547,500

Pharmaceuticals — 0.5%
Amgen, Inc.
Sr. Nt.
1.875% due 11/15/2014	500,000	513,281
Gilead Sciences, Inc.
Sr. Nt.
2.40% due 12/1/2014	500,000	516,994

		1,030,275

Pipelines — 0.7%
Enterprise Products Operating LLC
1.25% due 8/13/2015	300,000	302,975
Midcontinent Express Pipeline LLC
Sr. Nt.
5.45% due 9/15/2014(1)	500,000	521,191
ONEOK Partners LP
2.00% due 10/1/2017	250,000	254,635
Rockies Express Pipeline LLC
Sr. Nt.
3.90% due 4/15/2015(1)	300,000	295,500

		1,374,301

Refining — 0.2%
Phillips 66
1.95% due 3/5/2015(1)	300,000	306,962

		306,962

REITs — 1.8%
BioMed Realty LP
3.85% due 4/15/2016	300,000	315,566
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	250,000	252,126
CommonWealth REIT
Sr. Nt.
6.40% due 2/15/2015	200,000	213,720
ERP Operating LP
Sr. Nt.
5.20% due 4/1/2013	600,000	612,919
HCP, Inc.
Sr. Nt.
5.65% due 12/15/2013	300,000	316,631
ProLogis LP
5.625% due 11/15/2015	400,000	437,394
Realty Income Corp.
Sr. Nt.
5.375% due 9/15/2017	260,000	289,952
Tanger Properties LP
Sr. Nt.
6.15% due 11/15/2015	500,000	563,869
WEA Finance LLC
5.75% due 9/2/2015(1)	400,000	443,951

		3,446,128

Retailers — 0.3%
Home Depot, Inc.
Sr. Nt.
5.25% due 12/16/2013	600,000	635,028

		635,028

Supermarkets — 0.1%
TESCO PLC
Sr. Nt.
2.00% due 12/5/2014(1)	200,000	203,904

		203,904

Technology — 1.5%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	200,000	202,686
Avnet, Inc.
Sr. Nt.
6.00% due 9/1/2015	350,000	383,064
Broadcom Corp.
Sr. Nt.
1.50% due 11/1/2013	500,000	505,692

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Computer Sciences Corp.
Sr. Nt.
5.50% due 3/15/2013	$400,000	$408,931
Hewlett-Packard Co.
Sr. Nt.
2.35% due 3/15/2015	300,000	305,689
Lexmark International, Inc.
Sr. Nt.
5.90% due 6/1/2013	350,000	358,956
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	250,000	254,885
Pitney Bowes, Inc.
Sr. Nt.
3.875% due 6/15/2013	400,000	407,177

		2,827,080

Transportation Services — 0.4%
BAA Funding Ltd.
Sr. Sec Nt.
2.50% due 6/25/2015(1)	300,000	306,061
ERAC USA Finance LLC
2.25% due 1/10/2014(1)	500,000	506,463

		812,524

Wireless — 0.3%
America Movil SAB de C.V.
3.625% due 3/30/2015	500,000	532,117

		532,117

Wirelines — 0.8%
British Telecommunications PLC
Sr. Nt.
2.00% due 6/22/2015	300,000	308,451
Telecom Italia Capital
5.25% due 11/15/2013	500,000	515,625
Telefonica Emisiones SAU
2.582% due 4/26/2013	700,000	700,875

		1,524,951
Total Corporate Bonds (Cost $64,399,147)		65,374,197

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA
2.815% due 8/1/2046(3)	19,697	21,159
Total Hybrid ARMS (Cost $19,864)		21,159

	Principal Amount	Value
Mortgage-Backed Securities — 0.0%
FHLMC
7.00% due 9/1/2038	36,579	42,305
Total Mortgage-Backed Securities (Cost $37,960)		42,305

September 30, 2012 (unaudited)	Principal Amount	Value
U.S. Agencies — 1.6%
Federal Home Loan Mortgage Corp.
2.00% due 8/25/2016	$3,000,000	$3,164,616
Total U.S. Agencies (Cost $3,093,766)		3,164,616

	Principal Amount	Value
U.S. Government Securities — 14.4%
U.S. Treasury Notes
0.25% due 6/30/2014 - 9/15/2015	17,805,000	17,793,878
0.375% due 3/15/2015 - 6/15/2015	7,415,000	7,431,793
0.875% due 11/30/2016	198,000	201,202
1.00% due 8/31/2016	2,315,000	2,364,194
Total U.S. Government Securities (Cost $27,703,147)		27,791,067

	Principal Amount	Value
Municipal Bonds — 0.6%
Illinois St. G.O.
4.511% due 3/1/2015	600,000	636,156
Puerto Rico Comwlth. Govt. Dev. Bk.
Sr. Nt. Ser. A
3.448% due 2/1/2015	500,000	508,370
Total Municipal Bonds (Cost $1,127,219)		1,144,526

	Principal Amount	Value
Short-Term Investments — 0.2%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	300,000	300,000
Total Short-Term Investments (Cost $300,000)		300,000

	Principal Amount	Value
Repurchase Agreements — 5.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $10,911,009, due 10/1/2012(5)	10,911,000	10,911,000
Total Repurchase Agreements
(Cost $10,911,000)		10,911,000
Total Investments — 103.1% (Cost $197,970,096)		199,722,061
Other Liabilities, Net — (3.1)%		(5,986,447)
Total Net Assets — 100.0%		$193,735,614

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $30,038,971, representing 15.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Securities are segregated for anticipated collateral requirements.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2012.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	0.35%	7/17/2013	$11,133,900

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$28,262,233	$—	$28,262,233
Collateralized Mortgage Obligations	—	23,192,674	—	23,192,674
Senior Secured Loans	—	5,829,134	—	5,829,134
Commercial Mortgage-Backed Securities	—	33,689,150	—	33,689,150
Corporate Bonds	—	65,374,197	—	65,374,197
Hybrid ARMS	—	21,159	—	21,159
Mortgage-Backed Securities	—	42,305	—	42,305
U.S. Agencies	—	3,164,616	—	3,164,616
U.S. Government Securities	—	27,791,067	—	27,791,067
Municipal Bonds	—	1,144,526	—	1,144,526
Short-Term Investments	—	300,000	—	300,000
Repurchase Agreements	—	10,911,000	—	10,911,000

Total	$—	$199,722,061	$—	$199,722,061

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Corporate Bonds — 89.9%
Aerospace & Defense — 0.5%
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	$325,000	$345,313

		345,313

Automotive — 2.5%
American Axle & Manufacturing, Inc.
6.625% due 10/15/2022	200,000	202,500
7.75% due 11/15/2019	70,000	77,175
7.875% due 3/1/2017	400,000	417,000
General Motors Financial Co., Inc.
6.75% due 6/1/2018	360,000	400,633
Schaeffler Finance BV
Sr. Sec. Nt.
7.75% due 2/15/2017(1)	130,000	143,650
8.50% due 2/15/2019(1)	250,000	280,000
The Goodyear Tire & Rubber Co.
7.00% due 5/15/2022	250,000	265,000

		1,785,958

Banking — 0.5%
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 9/30/2031(2)(3)	200,000	194,000
9.118% due 2/18/2013(3)	200,000	183,000

		377,000

Brokerage — 1.7%
E*Trade Financial Corp.
Sr. Nt.
6.75% due 6/1/2016	300,000	315,750
12.50% due 11/30/2017	818,000	929,452

		1,245,202

Building Materials — 0.9%
Norcraft Cos. L.P.
Sec. Nt.
10.50% due 12/15/2015	270,000	271,350
USG Corp.
7.875% due 3/30/2020(1)	360,000	389,250

		660,600

Construction Machinery — 1.3%
Ashtead Capital, Inc.
Sec. Nt.
6.50% due 7/15/2022(1)	200,000	210,000
Terex Corp.
6.50% due 4/1/2020	400,000	416,000
UR Financing Escrow Corp.
Sec. Nt.
5.75% due 7/15/2018(1)	150,000	158,438
7.625% due 4/15/2022(1)	150,000	164,250

		948,688

Consumer Cyclical Services — 1.1%
Live Nation Entertainment, Inc.
7.00% due 9/1/2020(1)	200,000	208,000
Monitronics International, Inc.
9.125% due 4/1/2020	330,000	343,200
The Geo Group, Inc.
6.625% due 2/15/2021	200,000	214,000

		765,200

Consumer Products — 1.3%
NBTY, Inc.
9.00% due 10/1/2018	600,000	667,500
Party City Holdings, Inc.
Sr. Nt.
8.875% due 8/1/2020(1)	250,000	266,250

		933,750

Electric — 4.4%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)	200,000	216,000
7.875% due 7/31/2020(1)	400,000	437,000
Covanta Holding Corp.
Sr. Nt.
6.375% due 10/1/2022	330,000	358,768
DPL, Inc.
Sr. Nt.
7.25% due 10/15/2021(1)	770,000	877,800
Mirant Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	50,000	54,375
NRG Energy, Inc.
6.625% due 3/15/2023(1)	170,000	173,825
8.50% due 6/15/2019	400,000	432,000
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021	270,000	307,800
8.00% due 6/1/2020	260,000	302,250

		3,159,818

Entertainment — 0.9%
NAI Entertainment Holdings LLC
Sr. Sec. Nt.
8.25% due 12/15/2017(1)	270,000	301,050
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016	300,000	327,375

		628,425

Food And Beverage — 1.9%
Aramark Corp.
3.945% due 2/1/2015(2)	108,000	107,460
ARAMARK Holdings Corp.
Sr. Nt.
8.625% due 5/1/2016(1)(4)	400,000	410,004
Michael Foods, Inc.
9.75% due 7/15/2018	750,000	836,250

		1,353,714

Gaming — 3.4%
Caesar’s Entertainment Operating Co., Inc.
5.625% due 6/1/2015	400,000	329,000
CityCenter Holdings LLC
Sr. Sec. Nt.
7.625% due 1/15/2016(1)	220,000	234,300
MGM Resorts International
6.75% due 10/1/2020(1)	200,000	200,000
Sr. Sec. Nt.
9.00% due 3/15/2020	400,000	446,500
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020	350,000	386,312
Scientific Games International, Inc.
6.25% due 9/1/2020(1)	350,000	351,750
9.25% due 6/15/2019	480,000	532,800

		2,480,662

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Government Related — 0.8%
Citgo Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017(1)	$525,000	$603,750

		603,750

Health Insurance — 0.5%
AMERIGROUP Corp.
Sr. Nt.
7.50% due 11/15/2019	325,000	379,641

		379,641

Healthcare — 4.9%
CDRT Holding Corp.
Sr. Nt.
9.25% due 10/1/2017(1)(4)	500,000	482,500
DaVita, Inc.
5.75% due 8/15/2022	200,000	208,000
6.625% due 11/1/2020	400,000	427,500
HCA, Inc.
Sr. Sec. Nt.
7.875% due 2/15/2020	200,000	224,750
8.50% due 4/15/2019	260,000	293,150
Sec. Nt.
9.875% due 2/15/2017	143,000	153,725
IMS Health, Inc.
Sr. Nt.
12.50% due 3/1/2018(1)	330,000	392,700
INC Research LLC
Sr. Nt.
11.50% due 7/15/2019(1)	320,000	321,600
Kinetic Concepts, Inc.
12.50% due 11/1/2019(1)	300,000	282,000
Rural/Metro Corp.
Sr. Nt.
10.125% due 7/15/2019(1)	250,000	248,125
Teleflex, Inc.
6.875% due 6/1/2019	170,000	182,750
Universal Hospital Services, Inc.
Sec. Nt.
7.625% due 8/15/2020(1)	300,000	312,750

		3,529,550

Home Construction — 2.4%
Beazer Homes USA, Inc.
9.125% due 5/15/2019	560,000	562,800
Meritage Homes Corp.
7.15% due 4/15/2020	550,000	591,250
Taylor Morrison Communities, Inc.
7.75% due 4/15/2020(1)	550,000	585,750

		1,739,800

Independent Energy — 10.4%
Alta Mesa Holdings
9.625% due 10/15/2018	500,000	500,000
BreitBurn Energy Partners L.P.
7.875% due 4/15/2022(1)	140,000	144,900
Chesapeake Energy Corp.
9.50% due 2/15/2015	400,000	440,500
Clayton Williams Energy, Inc.
7.75% due 4/1/2019	320,000	319,200
Connacher Oil and Gas Ltd.
Sec. Nt.
8.50% due 8/1/2019(1)	210,000	180,600
Continental Resources, Inc.
8.25% due 10/1/2019	230,000	258,750
Eagle Rock Energy Partners L.P.
8.375% due 6/1/2019	180,000	176,850
8.375% due 6/1/2019(1)	180,000	176,850
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/2017	100,000	112,250
EV Energy Partners L.P.
8.00% due 4/15/2019	360,000	373,500
Halcon Resources Corp.
9.75% due 7/15/2020(1)	330,000	337,425
Harvest Operations Corp.
6.875% due 10/1/2017	500,000	547,500
Kodiak Oil & Gas Corp.
8.125% due 12/1/2019(1)	210,000	222,600
Laredo Petroleum, Inc.
7.375% due 5/1/2022	125,000	135,000
Linn Energy LLC
6.25% due 11/1/2019(1)	300,000	298,500
6.50% due 5/15/2019(1)	60,000	60,000
7.75% due 2/1/2021	260,000	274,950
Oasis Petroleum, Inc.
6.50% due 11/1/2021	500,000	527,500
OGX Austria GmbH
8.375% due 4/1/2022(1)	330,000	287,100
Plains Exploration & Production Co.
6.125% due 6/15/2019	200,000	201,500
6.625% due 5/1/2021	370,000	375,550
6.75% due 2/1/2022	200,000	203,000
QR Energy L.P.
9.25% due 8/1/2020(1)	400,000	408,000
Samson Investment Co.
Sr. Nt.
9.75% due 2/15/2020(1)	170,000	175,100
SandRidge Energy, Inc.
7.50% due 3/15/2021	350,000	360,500
7.50% due 3/15/2021(1)	140,000	144,200
Vanguard Natural Resources LLC
7.875% due 4/1/2020	270,000	272,025

		7,513,850

Industrial - Other — 0.2%
General Cable Corp.
5.75% due 10/1/2022(1)	150,000	152,250

		152,250

Insurance - Life — 0.9%
CNO Financial Group, Inc.
Sr. Sec. Nt.
6.375% due 10/1/2020(1)	300,000	306,000
9.00% due 1/15/2018	300,000	350,250

		656,250

Lodging — 0.5%
Host Hotels & Resorts L.P.
4.75% due 3/1/2023	330,000	341,963

		341,963

Media Cable — 4.3%
Block Communications, Inc.
Sr. Nt.
7.25% due 2/1/2020(1)	900,000	956,250
Cablevision Systems Corp.
Sr. Nt.
5.875% due 9/15/2022	260,000	258,700
CCO Holdings LLC
5.25% due 9/30/2022	500,000	502,500
6.625% due 1/31/2022	200,000	218,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
7.375% due 6/1/2020	$130,000	$145,112
7.875% due 4/30/2018	250,000	270,625
CSC Holdings LLC
Sr. Nt.
6.75% due 11/15/2021(1)	450,000	496,125
Mediacom LLC
Sr. Nt.
9.125% due 8/15/2019	220,000	243,100

		3,090,912

Media Noncable — 8.4%
Clear Channel Worldwide Holdings, Inc.
7.625% due 3/15/2020	400,000	389,250
Hughes Satellite Systems Corp.
Sr. Sec. Nt.
6.50% due 6/15/2019	240,000	256,800
7.625% due 6/15/2021	500,000	553,750
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019	200,000	216,000
7.25% due 10/15/2020(1)	330,000	354,750
7.50% due 4/1/2021	460,000	497,950
11.25% due 6/15/2016	438,000	457,162
Intelsat Luxembourg S.A.
11.50% due 2/4/2017(4)	300,000	318,000
Lamar Media Corp.
5.875% due 2/1/2022	300,000	319,500
RR Donnelley & Sons Co.
Sr. Nt.
8.25% due 3/15/2019	330,000	334,950
Sinclair Television Group, Inc.
Sr. Nt.
6.125% due 10/1/2022(1)	170,000	170,213
Sirius XM Radio, Inc.
Sr. Nt.
5.25% due 8/15/2022(1)	200,000	199,000
Starz LLC
Sr. Nt.
5.00% due 9/15/2019(1)	500,000	511,250
Telesat LLC
Sr. Nt.
6.00% due 5/15/2017(1)	470,000	488,800
Univision Communications, Inc.
Sr. Sec. Nt.
6.75% due 9/15/2022(1)	450,000	450,000
6.875% due 5/15/2019(1)	190,000	195,700
7.875% due 11/1/2020(1)	320,000	342,400

		6,055,475

Metals And Mining — 1.9%
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	500,000	497,500
IAMGOLD Corp.
6.75% due 10/1/2020(1)	300,000	294,000
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	250,000	258,125
Steel Dynamics, Inc.
6.125% due 8/15/2019(1)	330,000	343,200

		1,392,825

Non Captive Diversified — 3.2%
AerCap Aviation Solutions BV
6.375% due 5/30/2017(1)	300,000	315,000
Ally Financial, Inc.
8.00% due 11/1/2031	300,000	349,800
CIT Group, Inc.
Sr. Nt.
5.00% due 5/15/2017	330,000	352,275
5.25% due 3/15/2018	270,000	289,575
5.50% due 2/15/2019(1)	150,000	162,375
International Lease Finance Corp.
Sr. Nt.
5.875% due 4/1/2019	500,000	530,143
8.625% due 9/15/2015	250,000	284,687

		2,283,855

Oil Field Services — 2.2%
Drill Rigs Holdings, Inc.
Sr. Sec. Nt.
6.50% due 10/1/2017(1)	330,000	327,937
Key Energy Services, Inc.
6.75% due 3/1/2021(1)	400,000	404,000
Oil States International, Inc.
6.50% due 6/1/2019	180,000	191,250
Precision Drilling Corp.
6.50% due 12/15/2021	200,000	213,500
SESI LLC
7.125% due 12/15/2021	200,000	221,000
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015	239,000	257,523

		1,615,210

Packaging — 2.8%
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
5.75% due 10/15/2020(1)	500,000	500,000
9.875% due 8/15/2019	500,000	531,875
Sealed Air Corp.
8.125% due 9/15/2019(1)	600,000	667,500
8.375% due 9/15/2021(1)	250,000	280,000

		1,979,375

Paper — 0.6%
Longview Fibre Paper & Packaging, Inc.
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	380,000	396,150

		396,150

Pharmaceuticals — 1.6%
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018(1)	260,000	263,900
Grifols, Inc.
8.25% due 2/1/2018	200,000	221,000
Jaguar Holding Co.
Sr. Nt.
9.50% due 12/1/2019(1)	300,000	336,750
Sky Growth Acquisition Corp.
7.375% due 10/15/2020(1)	330,000	331,650

		1,153,300

Pipelines — 3.9%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	260,000	279,500
Copano Energy LLC
7.125% due 4/1/2021	500,000	522,500
Crosstex Energy L.P.
7.125% due 6/1/2022(1)	100,000	99,500
MarkWest Energy Partners L.P.
6.50% due 8/15/2021	400,000	429,000
Martin Midstream Partners L.P.
8.875% due 4/1/2018	262,000	275,100
Niska Gas Storage US LLC
8.875% due 3/15/2018	440,000	454,300

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Regency Energy Partners L.P.
5.50% due 4/15/2023	$180,000	$182,025
6.50% due 7/15/2021	280,000	299,600
Targa Resources Partners L.P.
6.375% due 8/1/2022(1)	120,000	127,200
6.875% due 2/1/2021	150,000	162,750

		2,831,475

Refining — 1.3%
Calumet Specialty Products Partners L.P.
9.375% due 5/1/2019	380,000	408,500
Northern Tier Energy LLC
Sr. Sec Nt.
10.50% due 12/1/2017	180,000	197,100
Tesoro Corp.
5.375% due 10/1/2022	300,000	309,000

		914,600

REITs — 1.1%
Sabra Health Care L.P.
8.125% due 11/1/2018	720,000	788,400

		788,400

Retailers — 3.1%
99 Cents Only Stores
11.00% due 12/15/2019(1)	500,000	561,250
Burlington Coat Factory Warehouse Corp.
10.00% due 2/15/2019	700,000	774,375
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	280,000	285,600
The Pantry, Inc.
8.375% due 8/1/2020(1)	250,000	256,250
YCC Holdings LLC
Sr. Nt.
10.25% due 2/15/2016(4)	340,000	351,900

		2,229,375

Supermarkets — 0.7%
Tops Holding Corp.
Sr. Sec. Nt.
10.125% due 10/15/2015	470,000	495,263

		495,263

Technology — 5.4%
Amkor Technology, Inc.
6.375% due 10/1/2022(1)	330,000	325,050
Sr. Nt.
7.375% due 5/1/2018	50,000	52,000
Avaya, Inc.
10.125% due 11/1/2015	400,000	357,000
CDW LLC
8.50% due 4/1/2019	600,000	652,500
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	380,000	418,950
First Data Corp.
Sec. Nt.
8.75% due 1/15/2022(1)(4)	706,000	711,295
12.625% due 1/15/2021	100,000	103,625
Infor U.S., Inc.
11.50% due 7/15/2018(1)	630,000	718,200
Sanmina-SCI Corp.
7.00% due 5/15/2019(1)	280,000	282,800
Sophia L.P.
9.75% due 1/15/2019(1)	240,000	258,000

		3,879,420

Transportation Services — 2.2%
Avis Budget Car Rental LLC
7.75% due 5/15/2016	221,000	227,356
9.625% due 3/15/2018	350,000	388,500
9.75% due 3/15/2020	300,000	342,750
Hertz Corp.
7.50% due 10/15/2018	300,000	324,000
Navios Maritime Holdings, Inc.
Sr. Sec. Nt.
8.875% due 11/1/2017	280,000	287,350

		1,569,956

Wireless — 4.8%
Cricket Communications, Inc.
7.75% due 10/15/2020	330,000	321,750
Digicel Group Ltd.
Sr. Nt.
8.25% due 9/30/2020(1)	250,000	262,500
Digicel Ltd.
Sr. Nt.
8.25% due 9/1/2017(1)	360,000	388,800
MetroPCS Wireless, Inc.
7.875% due 9/1/2018	250,000	270,000
NII Capital Corp.
8.875% due 12/15/2019	390,000	327,600
SBA Telecommunications, Inc.
5.75% due 7/15/2020(1)	330,000	346,500
Sprint Nextel Corp.
Sr. Nt.
6.00% due 12/1/2016	530,000	545,900
7.00% due 3/1/2020(1)	100,000	112,000
9.00% due 11/15/2018(1)	325,000	390,000
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016(1)	300,000	244,500
ViaSat, Inc.
6.875% due 6/15/2020	250,000	257,500

		3,467,050

Wirelines — 1.4%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	460,000	517,500
8.25% due 4/15/2017	220,000	249,700
Windstream Corp.
7.875% due 11/1/2017	240,000	268,200

		1,035,400
Total Corporate Bonds (Cost $61,493,508)		64,779,425

	Principal Amount	Value
Senior Secured Loans — 3.1%
Gaming — 0.6%
Harrah’s Prop Co.
Mezzanine Term Loan
3.22% due 2/13/2013(2)	600,000	475,998

		475,998

Media Noncable — 1.1%
Clear Channel Communications, Inc.
Term Loan B
3.866% due 1/28/2016(2)	948,857	775,160

		775,160

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Packaging — 1.4%
Exopack LLC
Term Loan
6.50% due 5/31/2017(2)	$987,500	$981,950

		981,950
Total Senior Secured Loans (Cost $2,458,317)		2,233,108

	Shares	Value
Common Stocks — 0.6%
Banking — 0.6%
Citigroup, Inc.	12,569	411,258

		411,258
Total Common Stocks (Cost $378,402)		411,258

	Principal Amount	Value
Repurchase Agreements — 4.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $3,488,003, due 10/1/2012(5)	$3,488,000	3,488,000
Total Repurchase Agreements (Cost $3,488,000)		3,488,000
Total Investments — 98.4% (Cost $67,818,227)		70,911,791
Other Assets, Net — 1.6%		1,140,145
Total Net Assets — 100.0%		$72,051,936

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $25,512,562, representing 35.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2012.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	5.25%	2/15/2029	$3,564,293

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$64,779,425	$—	$64,779,425
Senior Secured Loans	—	2,233,108	—	2,233,108
Common Stocks	411,258	—	—	411,258
Repurchase Agreements	—	3,488,000	—	3,488,000

Total	$411,258	$70,500,533	$—	$70,911,791

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Commercial Paper — 62.7%
Aerospace & Defense — 2.6%
United Technologies Corp.
0.12% due 10/25/2012(1)	$4,000,000	$3,999,680

		3,999,680

Agricultural — 2.0%
Archer Daniels Midland Co.
0.13% due 10/3/2012(1)	3,000,000	2,999,978

		2,999,978

Chemicals — 3.9%
Air Products & Chemicals, Inc.
0.12% due 10/1/2012(1)	3,000,000	3,000,000
BASF SE
0.13% due 11/20/2012(1)	3,000,000	2,999,458

		5,999,458

Conglomerates — 3.3%
General Electric Capital Corp.
0.05% due 10/11/2012	2,000,000	1,999,972
0.09% due 12/3/2012	3,000,000	2,999,528

		4,999,500

Diversified Chemicals — 2.0%
EI DuPont
0.12% due 10/15/2012(1)	3,000,000	2,999,860

		2,999,860

Education Revenue — 1.8%
Pres & Fell Harvard
0.12% due 10/15/2012	2,802,000	2,801,869

		2,801,869

Electric — 5.6%
American Transmission Co., LLC
0.12% due 10/9/2012(1)	3,000,000	2,999,920
Electricite de France
0.38% due 10/22/2012(1)	2,500,000	2,499,446
Emerson Electric Co.
0.12% due 11/21/2012(1)	3,000,000	2,999,490

		8,498,856

Entertainment — 2.0%
The Walt Disney Co.
0.09% due 10/26/2012(1)	3,000,000	2,999,812

		2,999,812

Financial - Banks — 2.0%
John Deere Credit Ltd.
0.14% due 10/31/2012(1)	3,000,000	2,999,650

		2,999,650

Food And Beverage — 1.6%
Nestle Capital Corp.
0.05% due 10/16/2012(1)	2,500,000	2,499,948

		2,499,948

Household Products - Wares — 2.0%

Proctor & Gamble Co.
0.11% due 11/6/2012(1)	1,500,000	1,499,835
0.13% due 12/3/2012(1)	1,500,000	1,499,659

		2,999,494

Insurance - Life — 3.9%
Massachusetts Mutual Life Insurance Co.
0.16% due 10/19/2012(1)	3,000,000	2,999,760
The Travelers Companies, Inc.
0.07% due 10/3/2012(1)	3,000,000	2,999,988

		5,999,748

Machinery — 2.0%
Caterpillar Financial Services Corp.
0.13% due 10/5/2012	3,000,000	2,999,957

		2,999,957

Oil & Gas Services — 2.0%
Baker Hughes, Inc.
0.15% due 10/19/2012(1)	3,000,000	2,999,775

		2,999,775

Oil - Integrated — 2.0%
Chevron Corp.
0.11% due 11/13/2012(1)	3,000,000	2,999,606

		2,999,606

Personal Products — 2.0%
L’Oreal U.S.A., Inc.
0.10% due 10/23/2012(1)	3,000,000	2,999,817

		2,999,817

Pharmaceuticals — 11.1%
Abbot Laboratories
0.08% due 10/3/2012(1)	3,000,000	2,999,986
Astrazeneca PLC
0.15% due 10/24/2012(1)	5,000,000	4,999,521
GlaxoSmithKline PLC
0.13% due 10/11/2012(1)	3,000,000	2,999,892
Johnson & Johnson
0.08% due 10/15/2012(1)	3,000,000	2,999,906
Medtronic, Inc.
0.14% due 1/25/2013(1)	3,000,000	2,998,647

		16,997,952

Refining — 2.0%
Motiva Enterprises LLC
0.18% due 10/2/2012	3,000,000	2,999,985

		2,999,985

Restaurants — 1.9%
McDonald’s Corp.
0.15% due 11/20/2012(1)	3,000,000	2,999,375

		2,999,375

Retailers — 1.6%
Wal-Mart Stores, Inc.
0.09% due 10/3/2012(1)	2,500,000	2,499,988

		2,499,988

Tobacco — 2.0%
Philip Morris International, Inc.
0.09% due 11/2/2012(1)	3,000,000	2,999,760

		2,999,760

Transportation — 1.4%
NetJets, Inc.
0.12% due 10/9/2012(1)	2,223,000	2,222,941

		2,222,941

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

September 30, 2012 (unaudited)	Principal Amount	Value
Utilities - Electric & Water — 2.0%
National Rural Utilities Cooperative Finance Corp.
0.14% due 10/25/2012	$3,000,000	$2,999,720

		2,999,720
Total Commercial Paper
(Cost $95,516,729)		95,516,729

	Principal Amount	Value
Municipal Securities — 5.9%
Connecticut — 4.2%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.17% due 10/4/2012(2)(3)	6,385,000	6,385,000

		6,385,000

Iowa — 1.7%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.17% due 10/4/2012(2)(4)	2,605,000	2,605,000

		2,605,000
Total Municipal Securities (Cost $8,990,000)		8,990,000

	Principal Amount	Value
U.S. Government Securities — 18.0%
U.S. Treasury Bills
0.07% due 10/18/2012	2,500,000	2,499,917
0.096% due 1/17/2013	3,000,000	2,999,136
0.124% due 11/15/2012	3,000,000	2,999,535
0.132% due 12/6/2012	5,000,000	4,998,795
0.14% due 12/13/2012	3,000,000	2,999,148
0.145% due 5/2/2013 - 6/27/2013	6,000,000	5,994,176
0.148% due 2/7/2013	5,000,000	4,997,348
Total U.S. Government Securities (Cost $27,488,055)		27,488,055

	Principal Amount	Value
Repurchase Agreements — 13.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $21,068,018, due 10/1/2012(5)	21,068,000	21,068,000
Total Repurchase Agreements (Cost $21,068,000)		21,068,000
Total Investments — 100.4% (Cost $153,062,784)		153,062,784
Other Liabilities, Net — (0.4)%		(678,506)
Total Net Assets — 100.0%		$152,384,278

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2012, the aggregate market value of these securities amounted to $78,715,698, representing 51.7% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2012.
(3)	Issue supported by a standby purchase agreement with Helabe Landesbank Hessen-Thuringen.
(4)	Issue supported by a standby purchase agreement with Federal Home Loan Bank.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	6.25%	5/15/2030	$21,489,361

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$93,516,756	$—	$93,516,756
Municipal Securities	—	8,990,000	—	8,990,000
U.S. Government Securities	—	27,488,056	—	27,488,056
Repurchase Agreements	—	21,068,000	—	21,068,000
Short-Term Investments	—	1,999,972	—	1,999,972

Total	$—	$153,062,784	$—	$153,062,784

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 97.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	2,268	$116,938
The Interpublic Group of Companies, Inc.	3,718	41,344

		158,282

Aerospace — 1.7%
FLIR Systems, Inc.	1,303	26,027
General Dynamics Corp.	2,833	187,318
L-3 Communications Holdings, Inc.	818	58,659
Lockheed Martin Corp.	2,291	213,934
Northrop Grumman Corp.	2,103	139,702
Raytheon Co.	2,827	161,591
Rockwell Collins, Inc.	1,226	65,763
Textron, Inc.	2,390	62,546
The Boeing Co.	5,774	401,986
United Technologies Corp.	7,165	560,948

		1,878,474

Air Transport — 0.2%
FedEx Corp.	2,489	210,619
Southwest Airlines Co.	6,338	55,584

		266,203

Aluminum — 0.1%
Alcoa, Inc.	9,121	80,721

		80,721

Asset Management & Custodian — 0.8%
BlackRock, Inc.	1,081	192,742
Federated Investors, Inc., Class B	798	16,511
Franklin Resources, Inc.	1,174	146,832
Invesco Ltd.	3,789	94,687
Legg Mason, Inc.	1,056	26,062
Northern Trust Corp.	1,867	86,657
State Street Corp.	4,082	171,281
T. Rowe Price Group, Inc.	2,161	136,791

		871,563

Auto Parts — 0.3%
BorgWarner, Inc.(1)	976	67,451
Genuine Parts Co.	1,321	80,621
Johnson Controls, Inc.	5,823	159,550

		307,622

Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,077	25,319

		25,319

Automobiles — 0.3%
Ford Motor Co.	32,463	320,085

		320,085

Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	5,424	379,843
Automatic Data Processing, Inc.	4,111	241,151
Iron Mountain, Inc.	1,320	45,025
Paychex, Inc.	2,741	91,248
Robert Half International, Inc.	1,199	31,929

		789,196

Banks: Diversified — 3.5%
Bank of America Corp.(2)	91,823	810,797
BB&T Corp.	5,967	197,866
Comerica, Inc.	1,650	51,232
Fifth Third Bancorp	7,817	121,242
First Horizon National Corp.	2,116	20,377
Huntington Bancshares, Inc.	7,282	50,246
KeyCorp	8,057	70,418
M&T Bank Corp.	1,029	97,920
PNC Financial Services Group, Inc.	4,508	284,455
Regions Financial Corp.	12,045	86,844
SunTrust Banks, Inc.	4,578	129,420
U.S. Bancorp	16,154	554,082
Wells Fargo & Co.	41,857	1,445,322
Zions Bancorporation	1,566	32,346

		3,952,567

Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,081	32,485
People’s United Financial, Inc.	3,024	36,711

		69,196

Beverage: Brewers & Distillers — 0.2%
Beam, Inc.	1,343	77,276
Brown-Forman Corp., Class B	1,294	84,433
Constellation Brands, Inc., Class A(1)	1,253	40,535
Molson Coors Brewing Co., Class B	1,333	60,052

		262,296

Beverage: Soft Drinks — 2.1%
Coca-Cola Enterprises, Inc.	2,398	74,986
Dr. Pepper Snapple Group, Inc.	1,775	79,041
Monster Beverage Corp.(1)	1,308	70,841
PepsiCo, Inc.	13,248	937,561
The Coca-Cola Co.	33,013	1,252,183

		2,414,612

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.(1)	1,644	188,074
Amgen, Inc.	6,570	553,982
Baxter International, Inc.	4,653	280,390
Biogen Idec, Inc.(1)	2,019	301,295
Celgene Corp.(1)	3,682	281,305
Life Technologies Corp.(1)	1,497	73,173

		1,678,219

Building Materials — 0.1%
Masco Corp.	3,047	45,857
Vulcan Materials Co.	1,099	51,983

		97,840

Cable Television Services — 1.3%
Cablevision Systems Corp., Class A	1,842	29,196
Comcast Corp., Class A	22,804	815,699
DIRECTV(1)	5,355	280,923
Scripps Networks Interactive, Inc., Class A	737	45,126
Time Warner Cable, Inc.	2,612	248,297

		1,419,241

Casinos & Gambling — 0.0%
International Game Technology	2,275	29,780

		29,780

Chemicals: Diversified — 1.0%
Airgas, Inc.	586	48,228
E.I. du Pont de Nemours & Co.	7,938	399,043
Eastman Chemical Co.	1,304	74,341
Ecolab, Inc.	2,248	145,693
FMC Corp.	1,168	64,684
Sigma-Aldrich Corp.	1,023	73,625

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
The Dow Chemical Co.	10,208	$295,624

		1,101,238

Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	1,792	148,199
International Flavors & Fragrances, Inc.	690	41,110
LyondellBasell Industries NV, Class A	2,888	149,194
Praxair, Inc.	2,534	263,232

		601,735

Coal — 0.1%
Alpha Natural Resources, Inc.(1)	1,874	12,312
CONSOL Energy, Inc.	1,937	58,207
Peabody Energy Corp.	2,293	51,111

		121,630

Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	435	16,991

		16,991

Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	3,017	120,755

		120,755

Communications Technology — 1.9%
Cisco Systems, Inc.	45,071	860,405
Harris Corp.	960	49,171
JDS Uniphase Corp.(1)	1,954	24,200
Juniper Networks, Inc.(1)	4,481	76,670
QUALCOMM, Inc.	14,518	907,230
Seagate Technology PLC	3,012	93,372
TE Connectivity Ltd.	3,642	123,865

		2,134,913

Computer Services, Software & Systems — 5.6%
Adobe Systems, Inc.(1)	4,192	136,072
Akamai Technologies, Inc.(1)	1,506	57,620
Autodesk, Inc.(1)	1,932	64,471
BMC Software, Inc.(1)	1,259	52,236
CA, Inc.	2,929	75,466
Citrix Systems, Inc.(1)	1,591	121,823
Cognizant Technology Solutions Corp., Class A(1)	2,550	178,296
Computer Sciences Corp.	1,324	42,646
F5 Networks, Inc.(1)	670	70,149
Google, Inc., Class A(1)	2,258	1,703,661
Intuit, Inc.	2,365	139,251
Microsoft Corp.(2)	64,308	1,915,092
Oracle Corp.	32,442	1,021,599
Red Hat, Inc.(1)	1,647	93,780
SAIC, Inc.	2,442	29,402
Salesforce.com, Inc.(1)	1,090	166,432
Symantec Corp.(1)	5,988	107,784
Teradata Corp.(1)	1,435	108,213
VeriSign, Inc.(1)	1,338	65,147
Yahoo! Inc.(1)	8,850	141,379

		6,290,519

Computer Technology — 7.5%
Apple, Inc.(2)	7,989	5,330,740

Dell, Inc.	12,421	122,471
EMC Corp.(1)	17,889	487,833
Hewlett-Packard Co.	16,748	285,721
International Business Machines Corp.(2)	9,158	1,899,827
NetApp, Inc.(1)	3,088	101,533
NVIDIA Corp.(1)	5,284	70,489
SanDisk Corp.(1)	2,052	89,118
Western Digital Corp.	1,893	73,316

		8,461,048

Consumer Electronics — 0.0%
Harman International Industries, Inc.	570	26,311

		26,311

Consumer Lending — 0.1%
SLM Corp.	4,029	63,336

		63,336

Consumer Services: Miscellaneous — 0.5%
eBay, Inc.(1)	9,883	478,436
H & R Block, Inc.	2,289	39,668

		518,104

Containers & Packaging — 0.1%
Ball Corp.	1,318	55,765
Bemis Co., Inc.	881	27,725
Owens-Illinois, Inc.(1)	1,408	26,414
Sealed Air Corp.	1,496	23,128

		133,032

Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc.	8,095	320,400

		320,400

Cosmetics — 0.2%
Avon Products, Inc.	3,678	58,664
The Estee Lauder Companies, Inc., Class A	2,047	126,034

		184,698

Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	1,791	101,532
Bank of New York Mellon Corp.	10,047	227,263
Capital One Financial Corp.	4,951	282,256
Citigroup, Inc.	24,988	817,607
JPMorgan Chase & Co.(2)	32,372	1,310,419
Leucadia National Corp.	1,665	37,879
Morgan Stanley	11,791	197,381
The Goldman Sachs Group, Inc.	3,844	436,986

		3,411,323

Diversified Manufacturing Operations — 3.5%
3M Co.	5,434	502,210
Danaher Corp.	4,977	274,482
Dover Corp.	1,558	92,685
Eaton Corp.	2,876	135,920
General Electric Co.(2)	89,996	2,043,809
Honeywell International, Inc.	6,658	397,816
Illinois Tool Works, Inc.	3,672	218,374
Ingersoll-Rand PLC	2,445	109,585
Tyco International Ltd.	3,912	220,089

		3,994,970

Diversified Media — 0.8%
Discovery Communications, Inc., Class A(1)	2,102	125,342
News Corp., Class A	17,353	425,669
Time Warner, Inc.	8,074	365,995

		917,006

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Diversified Retail — 2.7%
Amazon.com, Inc.(1)	3,082	$783,814
Big Lots, Inc.(1)	504	14,908
Costco Wholesale Corp.	3,676	368,060
Dollar Tree, Inc.(1)	1,968	95,005
Family Dollar Stores, Inc.	828	54,897
J.C. Penney Co., Inc.	1,215	29,512
Kohl’s Corp.	1,850	94,757
Macy’s, Inc.	3,434	129,187
Nordstrom, Inc.	1,315	72,562
Target Corp.	5,573	353,718
Wal-Mart Stores, Inc.	14,326	1,057,259

		3,053,679

Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	10,843	525,018
Safeway, Inc.	2,046	32,920
The Kroger Co.	4,714	110,968
Walgreen Co.	7,287	265,538
Whole Foods Market, Inc.	1,465	142,691

		1,077,135

Education Services — 0.0%
Apollo Group, Inc., Class A(1)	861	25,012
DeVry, Inc.	487	11,084

		36,096

Electronic Components — 0.3%
Amphenol Corp., Class A	1,375	80,960
Corning, Inc.	12,730	167,399
Molex, Inc.	1,163	30,564

		278,923

Electronic Entertainment — 0.0%
Electronic Arts, Inc.(1)	2,714	34,441

		34,441

Energy Equipment — 0.0%
First Solar, Inc.(1)	510	11,294

		11,294

Engineering & Contracting Services — 0.2%
Fluor Corp.	1,423	80,087
Jacobs Engineering Group, Inc.(1)	1,103	44,594
Quanta Services, Inc.(1)	1,813	44,781

		169,462

Entertainment — 0.9%
The Walt Disney Co.	15,293	799,518
Viacom, Inc., Class B	4,043	216,664

		1,016,182

Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	913	37,844
Stericycle, Inc.(1)	727	65,808

		103,652

Fertilizers — 0.6%
CF Industries Holdings, Inc.	534	118,676
Monsanto Co.	4,542	413,413
The Mosaic Co.	2,358	135,844

		667,933

Financial Data & Systems — 1.9%
American Express Co.	8,409	478,136
Discover Financial Services	4,385	174,216
Equifax, Inc.	1,018	47,418
Fidelity National Information Services, Inc.	2,137	66,717
Fiserv, Inc.(1)	1,160	85,875
MasterCard, Inc., Class A	915	413,104
Moody’s Corp.	1,648	72,792
The Dun & Bradstreet Corp.	381	30,335
Total System Services, Inc.	1,361	32,256
Visa, Inc., Class A	4,453	597,949
Western Union Co.	5,169	94,179

		2,092,977

Foods — 1.7%
Campbell Soup Co.	1,513	52,683
ConAgra Foods, Inc.	3,484	96,123
Dean Foods Co.(1)	1,570	25,669
General Mills, Inc.	5,476	218,219
H.J. Heinz Co.	2,712	151,736
Hormel Foods Corp.	1,112	32,515
Kellogg Co.	2,096	108,279
Kraft Foods, Inc., Class A	15,140	626,039
McCormick & Co., Inc.	1,135	70,415
Mead Johnson Nutrition Co.	1,745	127,874
Sysco Corp.	4,963	155,193
The Hershey Co.	1,284	91,023
The JM Smucker Co.	957	82,618
Tyson Foods, Inc., Class A	2,491	39,906

		1,878,292

Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,510	16,006

		16,006

Fruit & Grain Processing — 0.1%
Archer-Daniels-Midland Co.	5,636	153,186

		153,186

Gas Pipeline — 0.4%
EQT Corp.	1,279	75,461
Kinder Morgan, Inc.	4,857	172,520
Spectra Energy Corp.	5,580	163,829

		411,810

Gold — 0.2%
Newmont Mining Corp.	4,230	236,922

		236,922

Health Care Facilities — 0.1%
DaVita, Inc.(1)	728	75,428
Tenet Healthcare Corp.(1)	3,540	22,196

		97,624

Health Care Management Services — 0.9%
Aetna, Inc.	2,857	113,137
CIGNA Corp.	2,440	115,095
Coventry Health Care, Inc.	1,141	47,568
Humana, Inc.	1,373	96,316
UnitedHealth Group, Inc.	8,793	487,220
WellPoint, Inc.	2,769	160,630

		1,019,966

Health Care Services — 0.6%
Cerner Corp.(1)	1,236	95,679
Express Scripts Holding Co.(1)	6,907	432,862
McKesson Corp.	2,013	173,178

		701,719

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Home Building — 0.1%
D.R. Horton, Inc.	2,362	$48,752
Lennar Corp., Class A	1,388	48,261
Pulte Group, Inc.(1)	2,879	44,624

		141,637

Hotel/Motel — 0.3%
Marriott International, Inc., Class A	2,150	84,065
Starwood Hotels & Resorts Worldwide, Inc.	1,666	96,562
Wyndham Worldwide Corp.	1,210	63,501
Wynn Resorts Ltd.	669	77,229

		321,357

Household Appliances — 0.1%
Whirlpool Corp.	661	54,804

		54,804

Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	2,459	46,943
Snap-On, Inc.	490	35,216

		82,159

Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,174	29,409

		29,409

Insurance: Life — 0.5%
Aflac, Inc.	3,986	190,850
Lincoln National Corp.	2,377	57,500
Principal Financial Group, Inc.	2,395	64,521
Prudential Financial, Inc.	3,962	215,968
Torchmark Corp.	811	41,645
Unum Group	2,379	45,724

		616,208

Insurance: Multi-Line — 2.3%
American International Group, Inc.(1)	9,934	325,736
Aon PLC	2,733	142,908
Assurant, Inc.	682	25,439
Berkshire Hathaway, Inc., Class B(1)	15,635	1,379,007
Genworth Financial, Inc., Class A(1)	4,179	21,856
Loews Corp.	2,638	108,844
Marsh & McLennan Companies, Inc.	4,653	157,876
MetLife, Inc.	9,045	311,691
The Hartford Financial Services Group, Inc.	3,702	71,967

		2,545,324

Insurance: Property-Casualty — 0.9%
ACE Ltd.	2,881	217,804
Cincinnati Financial Corp.	1,254	47,514
The Allstate Corp.	4,128	163,510
The Chubb Corp.	2,277	173,689
The Progressive Corp.	4,780	99,137
The Travelers Companies, Inc.	3,283	224,098
XL Group PLC	2,713	65,193

		990,945

Leisure Time — 0.4%
Carnival Corp.	3,807	138,727

Expedia, Inc.	797	46,098
Priceline.com, Inc.(1)	420	259,867
TripAdvisor, Inc.(1)	933	30,724

		475,416

Luxury Items — 0.1%
Fossil, Inc.(1)	467	39,555
Tiffany & Co.	1,011	62,561

		102,116

Machinery: Agricultural — 0.2%
Deere & Co.	3,339	275,434

		275,434

Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	5,567	478,985

		478,985

Machinery: Engines — 0.1%
Cummins, Inc.	1,509	139,145

		139,145

Machinery: Industrial — 0.0%
Joy Global, Inc.	894	50,118

		50,118

Machinery: Tools — 0.1%
Stanley Black & Decker, Inc.	1,440	109,800

		109,800

Medical & Dental Instruments & Supplies — 0.7%
Becton, Dickinson and Co.	1,720	135,123
Boston Scientific Corp.(1)	12,027	69,035
C.R. Bard, Inc.	671	70,220
DENTSPLY International, Inc.	1,205	45,959
Edwards Lifesciences Corp.(1)	987	105,974
Patterson Companies, Inc.	744	25,475
St. Jude Medical, Inc.	2,680	112,908
Stryker Corp.	2,500	139,150
Zimmer Holdings, Inc.	1,486	100,483

		804,327

Medical Equipment — 1.0%
CareFusion Corp.(1)	1,868	53,033
Covidien PLC	4,101	243,681
Intuitive Surgical, Inc.(1)	338	167,523
Medtronic, Inc.	8,698	375,058
PerkinElmer, Inc.	970	28,586
Thermo Fisher Scientific, Inc.	3,112	183,079
Varian Medical Systems, Inc.(1)	938	56,580

		1,107,540

Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	821	75,918
Quest Diagnostics, Inc.	1,342	85,123

		161,041

Metal Fabricating — 0.3%
Fastenal Co.	2,291	98,490
Precision Castparts Corp.	1,227	200,418

		298,908

Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,214	47,504
Titanium Metals Corp.	622	7,980

		55,484

Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	869	27,652
Lexmark International Group, Inc., Class A	610	13,572

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Pitney Bowes, Inc.	1,706	$23,577
Xerox Corp.	11,206	82,252

		147,053

Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	592	38,960

		38,960

Oil Well Equipment & Services — 1.8%
Baker Hughes, Inc.	3,745	169,386
Cameron International Corp.(1)	2,104	117,971
Ensco PLC, Class A	1,981	108,083
FMC Technologies, Inc.(1)	2,035	94,221
Halliburton Co.	7,901	266,185
Helmerich & Payne, Inc.	911	43,373
Nabors Industries Ltd.(1)	2,465	34,584
National Oilwell Varco, Inc.	3,633	291,040
Noble Corp.(1)	2,153	77,034
Rowan Companies PLC(1)	1,046	35,323
Schlumberger Ltd.	11,305	817,691

		2,054,891

Oil: Crude Producers — 2.1%
Anadarko Petroleum Corp.	4,259	297,789
Apache Corp.	3,336	288,464
Cabot Oil & Gas Corp.	1,793	80,506
Chesapeake Energy Corp.	4,424	83,481
Denbury Resources, Inc.(1)	3,338	53,942
Devon Energy Corp.	3,206	193,963
EOG Resources, Inc.	2,300	257,715
Newfield Exploration Co.(1)	1,151	36,049
Noble Energy, Inc.	1,516	140,548
Occidental Petroleum Corp.	6,900	593,814
Pioneer Natural Resources Co.	1,047	109,307
QEP Resources, Inc.	1,504	47,617
Range Resources Corp.	1,388	96,980
Southwestern Energy Co.(1)	2,967	103,192
WPX Energy, Inc.(1)	1,685	27,954

		2,411,321

Oil: Integrated — 6.0%
Chevron Corp.	16,713	1,948,067
ConocoPhillips	10,373	593,128
Exxon Mobil Corp.(2)	39,332	3,596,911
Hess Corp.	2,534	136,127
Marathon Oil Corp.	6,010	177,716
Murphy Oil Corp.	1,576	84,615
Williams Companies, Inc.	5,339	186,705

		6,723,269

Oil: Refining And Marketing — 0.6%
Marathon Petroleum Corp.	2,880	157,219
Phillips 66	5,338	247,523
Sunoco, Inc.	892	41,773
Tesoro Corp.	1,189	49,819
Valero Energy Corp.	4,699	148,864

		645,198

Paints & Coatings — 0.2%
PPG Industries, Inc.	1,299	149,177
The Sherwin-Williams Co.	723	107,662

		256,839

Paper — 0.2%
International Paper Co.	3,729	135,437
MeadWestvaco Corp.	1,469	44,952

		180,389

Personal Care — 2.1%
Clorox Co.	1,099	79,183
Colgate-Palmolive Co.	3,809	408,401
Kimberly-Clark Corp.	3,364	288,564
The Procter & Gamble Co.(2)	23,452	1,626,631

		2,402,779

Pharmaceuticals — 6.6%
Abbott Laboratories	13,369	916,579
Allergan, Inc.	2,615	239,482
AmerisourceBergen Corp.	2,115	81,872
Bristol-Myers Squibb Co.	14,293	482,389
Cardinal Health, Inc.	2,891	112,662
Eli Lilly & Co.	8,687	411,851
Forest Laboratories, Inc.(1)	2,022	72,003
Gilead Sciences, Inc.(1)	6,446	427,563
Hospira, Inc.(1)	1,408	46,210
Johnson & Johnson(2)	23,463	1,616,835
Merck & Co., Inc.	25,966	1,171,067
Mylan, Inc.(1)	3,460	84,424
Perrigo Co.	753	87,476
Pfizer, Inc.	63,671	1,582,224
Watson Pharmaceuticals, Inc.(1)	1,085	92,399

		7,425,036

Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	509	106,060

		106,060

Production Technology Equipment — 0.2%
Applied Materials, Inc.	10,594	118,282
KLA-Tencor Corp.	1,423	67,884
Lam Research Corp.(1)	1,547	49,171
Teradyne, Inc.(1)	1,581	22,482

		257,819

Publishing — 0.2%
Gannett Co., Inc.	1,972	35,003
The McGraw-Hill Companies, Inc.	2,380	129,924
The Washington Post Co., Class B	41	14,884

		179,811

Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	5,072	184,266

		184,266

Railroads — 0.7%
CSX Corp.	8,889	184,447
Norfolk Southern Corp.	2,728	173,583
Union Pacific Corp.	4,038	479,310

		837,340

Real Estate — 0.0%
CBRE Group, Inc., Class A(1)	2,567	47,258

		47,258

Real Estate Investment Trusts — 2.0%
American Tower Corp.	3,362	240,013
Apartment Investment & Management Co., Class A	1,211	31,474
AvalonBay Communities, Inc.	828	112,600
Boston Properties, Inc.	1,284	142,023
Equity Residential	2,557	147,104

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
HCP, Inc.	3,660	$162,797
Health Care REIT, Inc.	1,948	112,497
Host Hotels & Resorts, Inc.	6,164	98,932
Kimco Realty Corp.	3,458	70,093
Plum Creek Timber Co., Inc.	1,374	60,236
ProLogis, Inc.	3,928	137,598
Public Storage, Inc.	1,229	171,040
Simon Property Group, Inc.	2,585	392,429
Ventas, Inc.	2,519	156,808
Vornado Realty Trust	1,461	118,414
Weyerhaeuser Co.	4,585	119,852

		2,273,910

Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,949	82,579

		82,579

Restaurants — 1.3%
Chipotle Mexican Grill, Inc.(1)	266	84,466
Darden Restaurants, Inc.	1,085	60,489
McDonald’s Corp.	8,584	787,582
Starbucks Corp.	6,489	329,317
Yum! Brands, Inc.	3,887	257,863

		1,519,717

Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	430	54,928
Pall Corp.	989	62,792
Parker Hannifin Corp.	1,267	105,896
Rockwell Automation, Inc.	1,204	83,738
Roper Industries, Inc.	828	90,989
Waters Corp.(1)	752	62,664

		461,007

Scientific Instruments: Electrical — 0.4%
Cooper Industries PLC	1,364	102,382
Emerson Electric Co.	6,192	298,888

		401,270

Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,974	114,350

		114,350

Scientific Instruments: Pollution Control — 0.2%
Republic Services, Inc.	2,592	71,306
Waste Management, Inc.	3,736	119,851
Xylem, Inc.	1,576	39,636

		230,793

Securities Brokerage & Services — 0.4%
CME Group, Inc.	2,622	150,241
E*TRADE Financial Corp.(1)	2,170	19,118
IntercontinentalExchange, Inc.(1)	614	81,914
NYSE Euronext	2,097	51,691
The Charles Schwab Corp.	9,364	119,765
The NASDAQ OMX Group, Inc.	1,044	24,320

		447,049

Semiconductors & Components — 1.7%
Advanced Micro Devices, Inc.(1)	5,131	17,291
Altera Corp.	2,719	92,405
Analog Devices, Inc.	2,535	99,347
Broadcom Corp., Class A(1)	4,391	151,841
Intel Corp.	42,649	967,279
Linear Technology Corp.	1,929	61,439
LSI Corp.(1)	4,766	32,933
Microchip Technology, Inc.	1,626	53,235
Micron Technology, Inc.(1)	8,650	51,770
Texas Instruments, Inc.	9,724	267,896
Xilinx, Inc.	2,226	74,371

		1,869,807

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	694	23,541
AutoNation, Inc.(1)	345	15,066
AutoZone, Inc.(1)	325	120,143
Bed, Bath & Beyond, Inc.(1)	1,979	124,677
Best Buy Co., Inc.	2,259	38,832
CarMax, Inc.(1)	1,944	55,015
GameStop Corp., Class A	1,044	21,924
Limited Brands, Inc.	2,036	100,293
Lowe’s Companies, Inc.	9,721	293,963
Netflix, Inc.(1)	471	25,641
O’Reilly Automotive, Inc.(1)	1,011	84,540
Ross Stores, Inc.	1,902	122,869
Staples, Inc.	5,819	67,035
The Gap, Inc.	2,543	90,989
The Home Depot, Inc.	12,847	775,573
The TJX Companies, Inc.	6,273	280,968
Urban Outfitters, Inc.(1)	935	35,119

		2,276,188

Steel — 0.1%
Allegheny Technologies, Inc.	906	28,901
Nucor Corp.	2,708	103,608
United States Steel Corp.	1,228	23,418

		155,927

Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,587	29,709

		29,709

Telecommunications Equipment — 0.3%
Crown Castle International Corp.(1)	2,501	160,314
Motorola Solutions, Inc.	2,461	124,404

		284,718

Textiles, Apparel & Shoes — 0.6%
Coach, Inc.	2,433	136,297
NIKE, Inc., Class B	3,134	297,448
Ralph Lauren Corp.	520	78,639
VF Corp.	749	119,361

		631,745

Tobacco — 1.9%
Altria Group, Inc.	17,332	578,715
Lorillard, Inc.	1,110	129,260
Philip Morris International, Inc.	14,365	1,291,988
Reynolds American, Inc.	2,802	121,439

		2,121,402

Toys — 0.1%
Hasbro, Inc.	973	37,139
Mattel, Inc.	2,912	103,318

		140,457

Transportation Miscellaneous — 0.4%
Expeditors International of Washington, Inc.	1,781	64,757
United Parcel Service, Inc., Class B	6,134	439,011

		503,768

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

September 30, 2012 (unaudited)	Shares	Value
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,365	$79,921

		79,921

Utilities: Electrical — 3.0%
Ameren Corp.	2,038	66,581
American Electric Power, Inc.	4,117	180,901
CMS Energy Corp.	2,241	52,776
Consolidated Edison, Inc.	2,486	148,887
Dominion Resources, Inc.	4,864	257,500
DTE Energy Co.	1,468	87,992
Duke Energy Corp.	5,990	388,152
Edison International	2,772	126,653
Entergy Corp.	1,498	103,811
Exelon Corp.	7,311	260,125
FirstEnergy Corp.	3,554	156,731
NextEra Energy, Inc.	3,603	253,399
Northeast Utilities	2,662	101,768
NRG Energy, Inc.	1,949	41,689
Pepco Holdings, Inc.	2,069	39,104
PG&E Corp.	3,662	156,258
Pinnacle West Capital Corp.	937	49,474
PPL Corp.	4,882	141,822
Public Service Enterprise Group, Inc.	4,281	137,763
SCANA Corp.	1,136	54,835
Southern Co.	7,445	343,140
TECO Energy, Inc.	1,846	32,748
The AES Corp.(1)	5,313	58,284
Wisconsin Energy Corp.	1,956	73,682
Xcel Energy, Inc.	4,148	114,941

		3,429,016

Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	964	39,437
CenterPoint Energy, Inc.	3,590	76,467
NiSource, Inc.	2,395	61,025
ONEOK, Inc.	1,754	84,736
Sempra Energy	1,928	124,337

		386,002

Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	680	35,496

		35,496

Utilities: Telecommunications — 3.1%
AT&T, Inc.(2)	49,172	1,853,784
CenturyLink, Inc.	5,318	214,847
Frontier Communications Corp.	8,517	41,733
MetroPCS Communications, Inc.(1)	2,698	31,594
Sprint Nextel Corp.(1)	25,553	141,053
Verizon Communications, Inc.	24,264	1,105,710
Windstream Corp.	4,978	50,328

		3,439,049
Total Common Stocks (Cost $63,262,955)		109,748,850

	Principal Amount	Value
U.S. Government Securities — 0.2%
U.S. Treasury Bills
0.103% due 12/6/2012	$25,000	24,995
0.193% due 3/7/2013(2)	25,000	24,979
0.20% due 3/7/2013(2)	50,000	49,957
U.S. Treasury Note
3.125% due 5/15/2019(2)	145,000	165,300
Total U.S. Government Securities (Cost $242,709)		265,231

	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $2,731,002, due 10/1/2012(3)	2,731,000	2,731,000
Total Repurchase Agreements (Cost $2,731,000)		2,731,000
Total Investments — 99.9% (Cost $66,236,664)		112,745,081
Other Assets, Net — 0.1%		81,063
Total Net Assets — 100.0%		$112,826,144

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	3.40%	9/27/2032	$2,786,513

The table below presents futures contracts as of September 30, 2012.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	43	12/21/2012	$3,084	$3,589

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX VIP SERIES

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$109,748,850	$—	$—	$109,748,850
U.S. Government Securities	—	265,231	—	265,231
Repurchase Agreements	—	2,731,000	—	2,731,000
Other Financial Instruments:
Financial Futures Contracts	3,589	—	—	3,589

Total	$109,752,439	$2,996,231	$—	$112,748,670

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2012, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$907,196,404	$74,329,776	$87,960,723	$(13,630,947)
RS Small Cap Growth Equity VIP Series	77,889,603	16,623,232	18,776,354	(2,153,122)
RS International Growth VIP Series	174,074,712	39,859,281	55,052,763	(15,193,482)
RS Emerging Markets VIP Series	73,069,105	20,369,374	23,582,418	(3,213,044)
RS Investment Quality Bond VIP Series	783,180,334	45,154,116	46,439,134	(1,285,018)
RS Low Duration Bond VIP Series	197,973,243	1,748,818	2,235,773	(486,955)
RS High Yield VIP Series	67,819,869	3,091,922	3,646,337	(554,415)
RS Money Market VIP Series	153,062,784	—	—	—
RS S&P 500 Index VIP Series	73,860,900	38,884,181	43,490,714	(4,606,533)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2012, RS Emerging Markets VIP Series held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the nine months ended September 30, 2012, there were no transfers between Level 1 and Level 2.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolio into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2012.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index VIP Series	Financial Futures Contracts	$3,589

RS S&P 500 Index VIP Series may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 16, 2012

By:	/s/ Glen M. Wong
Glen M. Wong, Treasurer
(Principal Financial Officer)

Date:	November 16, 2012